     As filed with the Securities and Exchange Commission on March 26, 2003

                                                      1933 Act File No. 33-11387
                                                      1940 Act File No. 811-4984

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      [X]
                  Pre-Effective Amendment No.                         [ ]
                                                     ---------
                  Post-Effective Amendment No.           43           [X]
                                                     ---------

                                     and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
                  Amendment No.                         44
                                                     ---------
                        (Check appropriate box or boxes.)

                            AMERICAN AADVANTAGE FUNDS
               (Exact Name of Registrant as Specified in Charter)

                       4151 Amon Carter Boulevard, MD 2450
                             Fort Worth, Texas 76155
               (Address of Principal Executive Office) (Zip Code)
       Registrant's Telephone Number, including Area Code: (817) 967-3509

                           WILLIAM F. QUINN, PRESIDENT
                       4151 Amon Carter Boulevard, MD 2450
                             Fort Worth, Texas 76155
                     (Name and Address of Agent for Service)

                                    Copy to:
                              ROBERT J. ZUTZ, ESQ.
                           Kirkpatrick & Lockhart LLP
                          1800 Massachusetts Avenue, NW
                              Washington, DC 20036

            Approximate Date of Proposed Public Offering May 1, 2003
                                                         -----------

It is proposed that this filing will become effective (check appropriate box)

         [ ] immediately upon filing pursuant to paragraph (b)

         [ ] on (date) pursuant to paragraph (b)

         [X] 60 days after filing pursuant to paragraph (a)(1)

         [ ] on (date) pursuant to paragraph (a)(1)

         [ ] 75 days after filing pursuant to paragraph (a)(2)

         [ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

                            AMERICAN AADVANTAGE FUNDS
                       CONTENTS OF REGISTRATION STATEMENT

This registration statement is comprised of the following:

         Cover Sheet

         Contents of Registration Statement

         Prospectus for the Service Class of the following American AAdvantage
         Funds: Small Cap Value Fund, International Equity Fund, Emerging Markets Fund, and High Yield Bond Fund

         Statement of Additional Information for the Service Class of the following American AAdvantage Funds: Small Cap Value Fund, International Equity Fund, Emerging Markets Fund, and High Yield Bond Fund

         Part C

         Signature Page

         Exhibits

           SERVICE CLASS

               [LOGO]

           PRIVACY POLICY
                AND
             PROSPECTUS
            MAY 1, 2003

  [AMERICAN AADVANTAGE FUNDS LOGO]

                                    - SMALL CAP VALUE FUND

                                    - INTERNATIONAL EQUITY FUND

                                    - EMERGING MARKETS FUND

                                    - HIGH YIELD BOND FUND

     MANAGED BY AMR INVESTMENT SERVICES, INC.              This page is not part of the Prospectus.


[EAGLE LOGO]

[GLOBE LOGO]

                        [AMERICAN AADVANTAGE FUNDS LOGO]

                                 PRIVACY POLICY

The American AAdvantage Funds recognizes and respects the privacy of our shareholders. We are providing this notice to you so you will understand how shareholder information may be collected and used.

We may collect nonpublic personal information about you from one or more of the following sources:

- information we receive from you on applications or other forms;

- information about your transactions with us or our service providers; and

- information we receive from third parties.

We do not disclose any nonpublic personal information about our shareholders or former shareholders to anyone, except as permitted by law.

We restrict access to your nonpublic personal information to those employees or service providers who need to know that information to provide products or services to you. To ensure the confidentiality of your nonpublic personal information, we maintain safeguards that comply with federal standards.

                    This page is not part of the Prospectus.

           SERVICE CLASS

               [LOGO]

             PROSPECTUS
            MAY 1, 2003

  [AMERICAN AADVANTAGE FUNDS LOGO]

                                    - SMALL CAP VALUE FUND

                                    - INTERNATIONAL EQUITY FUND

                                    - EMERGING MARKETS FUND

                                    - HIGH YIELD BOND FUND

                                                           The Securities and Exchange Commission does not guarantee that the information in this Prospectus or any other mutual fund's prospectus is accurate or complete, nor does it judge the
                                                           investment merit of these Funds. To state otherwise is a criminal
     MANAGED BY AMR INVESTMENT SERVICES, INC.              offense.


[EAGLE LOGO]

[GLOBE LOGO]

                  [AMERICAN AADVANTAGE FUNDS P.A. CLASS LOGO]

TABLE OF CONTENTS


About the Funds

Overview.........................................     2
Small Cap Value Fund.............................     3
International Equity Fund........................     6
Emerging Markets Fund............................     9
High Yield Bond Fund.............................    12
The Manager......................................    15
The Investment Advisers..........................    15
Valuation of Shares..............................    16

About Your Investment

Purchase and Redemption of Shares................    17
Distributions and Taxes..........................    20

Additional Information

Distribution of Fund Shares......................    21
Master-Feeder Structure..........................    21
Additional Information.......................Back Cover

ABOUT THE FUNDS
------------------------------------------------------------

Overview
--------

The American AAdvantage Funds (the "Funds") are managed by AMR Investment Services, Inc. (the "Manager"), a wholly owned subsidiary of AMR Corporation.

The International Equity Fund operates under a master-feeder structure. This means that the Fund seeks its investment objective by investing all of its investable assets in a corresponding portfolio of the AMR Investment Services Trust ("AMR Trust") that has a similar name and identical investment objective. The AMR Trust is managed by the Manager.

Throughout this Prospectus, statements regarding investments by the International Equity Fund refer to investments made by its corresponding portfolio. For easier reading, the term "Fund" as used throughout the Prospectus includes both the International Equity Fund and its portfolio, unless stated otherwise. See "Master-Feeder Structure".



--------------------------------------------------------------------------------

About the Funds                         2                             Prospectus

AMERICAN AADVANTAGE

SMALL CAP VALUE FUND(SM)
--------------------------------------------------------------------------------


Investment Objective
--------------------

Long-term capital appreciation and current income.

Principal Strategies
--------------------

Ordinarily, at least 80% of the total assets of the Fund are invested in equity securities of U.S. companies with market capitalizations of $2 billion or less at the time of investment. The Fund's investments may include common stocks, preferred stocks, securities convertible into common stocks, and U.S. dollar-denominated American Depositary Receipts (collectively, "stocks").

The Manager currently allocates the Fund's assets, generally on an equal basis, between two investment advisers:

  Brandywine Asset Management, LLC

  Hotchkis and Wiley Capital Management, LLC

The investment advisers select stocks which, in their opinion, have most or all of the following characteristics:


- above-average earnings growth potential,

- below-average price to earnings ratio,

- below-average price to book value ratio, and

- above-average dividend yields.

Each of the investment advisers determines the earnings growth prospects of companies based upon a combination of internal and external research using fundamental analysis and considering changing economic trends. The decision to sell a stock is typically based on the belief that the company is no longer considered undervalued or shows deteriorating fundamentals, or that better investment opportunities exist in other stocks. The Manager believes that this strategy will help the Fund outperform other investment styles over the longer term while minimizing volatility and downside risk.

Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. Investment grade obligations include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by all nationally recognized statistical rating organizations rating that security (such as Standard & Poor's Ratings Services or Moody's Investors Service, Inc.). To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

As noted above, the Fund has a policy of investing at least 80% of its assets in securities that are consistent with the Fund's name. If the Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and the Prospectus will be supplemented.


Principal Risk Factors
----------------------

MARKET RISK
Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies and general market and economic conditions.

SMALL CAPITALIZATION COMPANIES RISK
Investing in the securities of small capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies, since smaller companies may have limited operating history, product lines, and financial resources, and the securities of these companies may lack sufficient market liquidity.

VALUE STOCKS RISK
Value stocks are subject to the risk that their intrinsic value may never be realized by the market or that their prices may go down. While the Fund's investments in value stocks may limit its downside risk over time, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk.

SECURITIES SELECTION RISK
Securities selected by an investment adviser for the Fund may not perform to expectations. This could result in the Fund's underperformance compared to other funds with similar investment objectives.

ADDITIONAL RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.



--------------------------------------------------------------------------------

Prospectus                              3                        About the Funds

AMERICAN AADVANTAGE

--------------------------------------------------------------------------------



Investor Profile
----------------

This Fund may be suitable for investors who:


- need to fund a long-term objective, such as a child's education or a comfortable retirement,

- seek a U.S. stock mutual fund that invests in small, less well-known companies,

- want to take advantage of the expertise of value-oriented investment advisers, or

- are willing to accept the increased risks of small stock investing.

Historical Performance
----------------------

The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to a broad-based market index and the Lipper Small Cap Value Index, a composite of mutual funds with the same investment objective as the Fund. The returns of the broad-based market index do not reflect fees, expenses or taxes. Service Class shares of the Fund were not offered prior to May 1, 2003. However, two other classes of shares of the Fund not offered in this Prospectus began offering their shares on January 1, 1999 and March 1, 1999, respectively. In the chart and table below, performance results before March 1, 1999 are for the Institutional Class, and performance results from March 1, 1999 through April 30, 2003 are for the PlanAhead Class of the Fund. These classes would have similar performance to the Fund, because they invest all of their investable assets in the same portfolio of securities. However, because the other classes had lower expenses, their performance was better than the Service Class of the Fund would have realized in the same period. Past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.

                                    (GRAPH)

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

99..........................................................  -5.01%
00..........................................................  19.03%
01..........................................................  27.24%
02..........................................................  -6.92%

Total Return for the
  Quarter Ended 3/31/03:                  X.XX%
Highest Quarterly Return:                 22.21%
  (1/1/99 through 12/31/02)         (4th Quarter 2001)
Lowest Quarterly Return:                 -20.90%
  (1/1/99 through 12/31/02)         (3rd Quarter 2002)

                                 AVERAGE ANNUAL TOTAL RETURN
                                 ---------------------------
                                       AS OF 12/31/02
                                 ---------------------------
                                             SINCE INCEPTION
                                 1 YEAR        (12/31/98)
                                 -------     ---------------
RETURN BEFORE TAXES               -6.92%          7.57%
RETURN AFTER TAXES ON
  DISTRIBUTIONS                   -8.13%          6.07%
RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                     -4.25%          5.45%
------------------------------------------------------------
Russell 2000(R) Value Index(1)   -11.43%          5.14%
Lipper Small Cap Value Index     -11.21%          5.18%

(1) The Russell 2000 Value Index is an unmanaged index of those stocks in the Russell 2000 Index with below-average price-to-book ratios and below-average forecasted growth values. Russell 2000 (R) Value Index is a service mark of the Frank Russell Company.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the Return After Taxes on Distributions and Sale of Fund Shares may be higher than the other returns for the same period. This occurs when a capital loss is realized upon redemption, resulting in a tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.



--------------------------------------------------------------------------------

About the Funds                         4                             Prospectus

AMERICAN AADVANTAGE

--------------------------------------------------------------------------------


Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Value Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                                        0.53%
Distribution (12b-1) Fees                              0.25
Other Expenses                                         0.60(1)
                                                       ----
TOTAL ANNUAL FUND OPERATING EXPENSES                   1.38%
                                                       ====

(1) Other Expenses are based on estimates for the current fiscal year.


Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR .................................    $140
3 YEARS.................................    $437
5 YEARS.................................    $755
10 YEARS................................  $1,657



--------------------------------------------------------------------------------

Prospectus                              5                        About the Funds

AMERICAN AADVANTAGE

INTERNATIONAL EQUITY FUND(SM)
--------------------------------------------------------------------------------


Investment Objective
--------------------

Long-term capital appreciation.


Principal Strategies
--------------------

The Fund seeks its investment objective by investing all of its investable assets in the International Equity Portfolio of the AMR Trust.

Ordinarily, at least 80% of the Fund's total assets are invested in common stocks and securities convertible into common stocks (collectively, "stocks") of issuers based in at least three different countries located outside the United States. The Fund will primarily invest in countries comprising the Morgan Stanley Capital International Europe Australasia Far East Index ("EAFE Index"). The EAFE Index is comprised of equity securities of companies from various industrial sectors whose primary trading markets are located outside the United States. Companies included in the EAFE Index are selected from among the larger capitalization companies in these markets.

The Manager currently allocates the Fund's assets among four investment advisers:

  Causeway Capital Management LLC

  Independence Investment LLC ("Independence")

  Lazard Asset Management LLC

  Templeton Investment Counsel, LLC

Approximately 10% of the Fund's assets are allocated to Independence, and the remainder are allocated, generally on an equal basis, among the other three investment advisers.

The investment advisers select stocks which, in their opinion, have most or all of the following characteristics:

- above-average earnings growth potential,

- below-average price to earnings ratio,

- below-average price to book value ratio, and

- above-average dividend yields.

The investment advisers may also consider potential changes in currency exchange rates when choosing stocks. Each of the investment advisers determines the earnings growth prospects of companies based upon a combination of internal and external research using fundamental analysis and considering changing economic trends. The decision to sell a stock is typically based on the belief that the company is no longer considered undervalued or shows deteriorating fundamentals, or that better investment opportunities exist in other stocks. The Manager believes that this strategy will help the Fund outperform other investment styles over the longer term while minimizing volatility and downside risk. The Fund may trade forward foreign currency contracts or currency futures to hedge currency fluctuations of underlying stock positions when it is believed that a foreign currency may suffer a decline against the U.S. dollar.

Independence utilizes an "amplified alpha" approach in determining which equity securities to buy and sell. This approach attempts to amplify the outperformance expected from the best ideas of the other investment advisers by concentrating assets in those stocks that are overweighted in the aggregate of the advisers' portfolios when compared to a relevant market index.

Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. Investment grade obligations include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by all nationally recognized statistical rating organizations rating that security (such as Standard & Poor's Ratings Services or Moody's Investors Service, Inc.). To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

As noted above, the Fund has a policy of investing at least 80% of its assets in securities that are consistent with the Fund's name. If the Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and the Prospectus will be supplemented.

Principal Risk Factors
----------------------

MARKET RISK

Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks of a particular country will decline due to drops in that country's stock market. In general, the value of the Fund will move in the same direction as the international stock markets in which it invests, which will vary from day to day in response to the activities of individual companies and general market, economic and political conditions of that country.

FOREIGN INVESTING RISK

Overseas investing carries potential risks not associated with domestic investments. Such risks include, but are


--------------------------------------------------------------------------------

About the Funds                         6                             Prospectus

AMERICAN AADVANTAGE

--------------------------------------------------------------------------------

not limited to: (1) currency exchange rate fluctuations; (2) political and financial instability; (3) less liquidity and greater volatility of foreign investments; (4) lack of uniform accounting, auditing and financial reporting standards; (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies; (6) increased price volatility; (7) delays in transaction settlement in some foreign markets; and (8) adverse impact of the euro conversion on the business or financial condition of companies in which the Fund is invested.

DERIVATIVES RISK

The Fund may use derivatives, such as futures contracts, foreign currency forward contracts and options on futures as a hedge against foreign currency fluctuations. There can be no assurance that any strategy used will succeed. If one of the investment advisers incorrectly forecasts currency exchange rates in utilizing a derivatives strategy for the Fund, the Fund could lose money.

SECURITIES SELECTION RISK

Securities selected by an investment adviser for the Fund may not perform to expectations. This could result in the Fund's underperformance compared to other funds with similar investment objectives.

ADDITIONAL RISKS

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Investor Profile
----------------

This Fund may be appropriate for investors who:

- need to fund a long-term objective that requires growth of capital, such as a child's college education or a comfortable retirement,

- seek to complement U.S. stock holdings with an international stock mutual fund that invests in large, well-capitalized foreign companies,

- want to take advantage of the expertise of leading international equity investment advisers, or

- are willing to accept the increased risks of international investing, including currency and exchange rate risks, accounting differences and political risks.

Historical Performance
----------------------

The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to a broad-based market index and the Lipper International Index, a composite of mutual funds with the same investment objective as the Fund. The returns of the broad-based market index do not reflect fees, expenses or taxes. Service Class shares of the Fund were not offered prior to May 1, 2003. However, two other classes of shares of the Fund not offered in this Prospectus began offering their shares on August 7, 1991 and August 1, 1994, respectively. In the chart and table below, performance results before August 1, 1994 are for the Institutional Class, and performance results from August 1, 1994 through April 30, 2003 are for the PlanAhead Class of the Fund. These classes would have similar performance to the Fund, because they invest all of their investable assets in the same portfolio of securities. However, because the other classes had lower expenses, their performance was better than the Service Class of the Fund would have realized in the same period. Past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.

                                    (GRAPH)

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

93..........................................................   42.33%
94..........................................................    0.76%
95..........................................................   17.20%
96..........................................................   19.33%
97..........................................................    9.26%
98..........................................................   11.52%
99..........................................................   26.52%
00..........................................................   -4.36%
01..........................................................  -15.75%
02..........................................................  -14.10%

Total Return for the
  Quarter Ended 3/31/03:                X.XX%
Highest Quarterly Return:               15.15%
  (1/1/93 through 12/31/02)       (4th Quarter 1998)
Lowest Quarterly Return:               -22.51%
  (1/1/93 through 12/31/02)       (3rd Quarter 2002)

                               AVERAGE ANNUAL TOTAL RETURN
                              ------------------------------
                                      AS OF 12/31/02
                              ------------------------------
                              1 YEAR     5 YEARS    10 YEARS
                              -------    -------    --------
RETURN BEFORE TAXES           -14.10%    -0.47%      7.91%
RETURN AFTER TAXES ON
  DISTRIBUTIONS               -14.54%    -1.72%      6.43%
RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                  -8.31%    -0.39%      6.26%
------------------------------------------------------------
EAFE Index(1)                 -15.94%    -2.89%      4.00%
Lipper International Index    -13.84%    -1.65%      5.55%

(1) The EAFE Index is an unmanaged index of international stock investment performance.


--------------------------------------------------------------------------------

Prospectus                              7                        About the Funds

AMERICAN AADVANTAGE

--------------------------------------------------------------------------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the Return After Taxes on Distributions and Sale of Fund Shares may be higher than the other returns for the same period. This occurs when a capital loss is realized upon redemption, resulting in a tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.


Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the International Equity Fund.(1)

Shareholder Fees
(fees paid directly from your investment)

Redemption Fee
(as a percentage of amount redeemed, if applicable)    2.00%(2)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                                       0.37%
Distribution (12b-1) Fees                             0.25
Other Expenses                                        0.69(3)
                                                     -----
TOTAL ANNUAL FUND OPERATING EXPENSES                  1.31%
                                                     =====

(1) The expense table and the Example below reflect the expenses of both the Fund and the International Equity Portfolio of the AMR Trust.

(2) Fee applies to the proceeds of shares that are redeemed within 30 days of their purchase. A $10 fee may also apply if redemption proceeds are sent by wire.

(3) Other Expenses are based on estimates for the current fiscal year.


Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR .................................    $133
3 YEARS.................................    $415
5 YEARS.................................    $718
10 YEARS................................  $1,579



--------------------------------------------------------------------------------

About the Funds                         8                             Prospectus

AMERICAN AADVANTAGE

EMERGING MARKETS FUND(SM)
--------------------------------------------------------------------------------


Investment Objective
--------------------

Long-term capital appreciation.


Principal Strategies
--------------------

Ordinarily, at least 80% of the total assets of the Fund are invested in equity securities of issuers that:

- are primarily listed on the trading market of an emerging market country;

- are headquartered in an emerging market country; or

- derive 50% or more of their revenues from, or have 50% or more of their assets in, an emerging market country.

An emerging market country is one that:

- has an emerging stock market as defined by the International Finance Corporation ("IFC");

- has a low- to middle-income economy according to the World Bank;

- is included in the IFC Investable Index or the Morgan Stanley Capital International Emerging Markets "Free" Index; or

- has a per-capita gross national product of $10,000 or less.

The Fund's investments may include common stocks, preferred stocks, securities convertible into common stocks, rights, warrants, and depositary receipts (collectively referred to as "stocks").

The Manager currently allocates the Fund's assets, generally on an equal basis, between two investment advisers:

  Morgan Stanley Investment Management Inc. ("MSIM Inc.")

  The Boston Company Asset Management, LLC
  ("The Boston Company")

MSIM Inc. combines a top-down country allocation investment approach with bottom-up stock selection. MSIM Inc. first allocates its portion of the Fund's assets among emerging market countries based on relative economic, political and social fundamentals, stock valuations and investor sentiment. MSIM Inc. then selects individual securities within these countries on the basis of attractive growth characteristics, reasonable valuations and company managements with a strong shareholder value orientation. To manage risk, MSIM Inc. emphasizes thorough macroeconomic and fundamental research.

The Boston Company utilizes a bottom-up investment strategy that is value-oriented and research-driven. This style is both quantitative and fundamentally based, focusing first on stock selection then enhanced by broadly diversified country allocation.

Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. Investment grade obligations include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by all nationally recognized statistical rating organizations rating that security (such as Standard & Poor's Ratings Services or Moody's Investors Service, Inc.). To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

As noted above, the Fund has a policy of investing at least 80% of its assets in securities that are consistent with the Fund's name. If the Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and the Prospectus will be supplemented.


Principal Risk Factors
----------------------

MARKET RISK
Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investment in stocks of a particular county will decline due to drops in that country's stock market. In general, the value of the Fund will move in the same direction as the international stock markets in which it invests, which will vary from day to day in response to the activities of individual companies and general market, economic and political conditions of each country.

FOREIGN INVESTING RISK
Overseas investing carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility of foreign investments, (4) lack of uniform accounting, auditing and financial reporting standards, (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, (6) increased price volatility, (7) delays in transaction settlement in some foreign markets, and (8) adverse impact of the euro conversion on the business or financial condition of companies in which the Fund is invested.


--------------------------------------------------------------------------------

Prospectus                              9                        About the Funds

AMERICAN AADVANTAGE

--------------------------------------------------------------------------------

EMERGING MARKETS RISK
The risks of foreign investing mentioned above are heightened when investing in emerging markets. In addition, the economies and political environments of emerging market countries tend to be more unstable than those of developed countries, resulting in more volatile rates of return than the developed markets and substantially greater risk to investors.

SECURITIES SELECTION RISK
Securities selected by an investment adviser for the Fund may not perform to expectations. This could result in the Fund's underperformance compared to other funds with similar investment objectives.

ADDITIONAL RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Historical Performance
----------------------

The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to a broad-based market index and the Lipper Emerging Markets Index, a composite of mutual funds with the same investment objective as the Fund. The returns of the broad-based market index do not reflect fees, expenses or taxes. Service Class shares of the Fund were not offered prior to May 1, 2003. However, two other classes of shares of the Fund not offered in this Prospectus began offering their shares on July 31, 2000 and October 1, 2002, respectively. In the chart and table below, performance results before October 1, 2002 are for the Institutional Class, and performance results from October 1, 2002 through April 30, 2003 are for the PlanAhead Class of the Fund. These classes would have similar performance to the Fund, because they invest all of their investable assets in the same portfolio of securities. However, because the other classes had lower expenses, their performance was better than the Service Class of the Fund would have realized in the same period. Past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.


                           (GRAPH)

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

01..........................................................    2.59%
02..........................................................   -3.79%

Total Return for the
  Quarter Ended 3/31/03:                  X.XX%
Highest Quarterly Return:                 25.88%
  (1/1/01 through 12/31/02)         (4th Quarter 2001)
Lowest Quarterly Return:                 -20.38%
  (1/1/01 through 12/31/02)         (3rd Quarter 2001)

                                 AVERAGE ANNUAL TOTAL RETURN
                                 ---------------------------
                                       AS OF 12/31/02
                                 ---------------------------
                                             SINCE INCEPTION
                                 1 YEAR         (7/31/00)
                                 -------     ---------------
RETURN BEFORE TAXES               -3.79%         -11.03%
RETURN AFTER TAXES ON
  DISTRIBUTIONS                   -4.13%         -11.37%
RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                     -2.32%          -8.83%
------------------------------------------------------------
Lipper Emerging Markets Index     -4.63%         -12.04%
MSCI Emerging Markets Free
  Index(1)                        -6.17%         -12.43%

(1) The MSCI Emerging Markets Free Index is a market capitalization weighted index composed of companies that are representative of the market structure of developing countries in Latin America, Asia, Eastern Europe, the Middle East and Africa.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the Return After Taxes on Distributions and Sale of Fund Shares may be higher than the other returns for the same period. This occurs when a capital loss is realized upon redemption, resulting in a tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.



--------------------------------------------------------------------------------

About the Funds                        10                             Prospectus

AMERICAN AADVANTAGE

--------------------------------------------------------------------------------



Fees and Expenses
-----------------

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Emerging Markets Fund.

Shareholder Fees
(fees paid directly from your investment)

Redemption Fee
(as a percentage of amount redeemed, if applicable)    2.00%(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                                        0.99%
Distribution (12b-1) Fees                              0.25
Other Expenses                                         0.90(2)
                                                       ----
TOTAL ANNUAL FUND OPERATING EXPENSES                   2.14%
                                                       ====

(1) Fee applies to the proceeds of shares that are redeemed within 90 days of their purchase. A $10 fee may also apply if redemption proceeds are sent by wire.

(2) Other Expenses are based on estimates for the current fiscal year.


Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR .................................    $217
3 YEARS.................................    $670
5 YEARS.................................  $1,149
10 YEARS................................  $2,472



--------------------------------------------------------------------------------

Prospectus                             11                        About the Funds

AMERICAN AADVANTAGE

HIGH YIELD BOND FUND(SM)
--------------------------------------------------------------------------------


Investment Objective
--------------------

High current income and capital appreciation.


Principal Strategies
--------------------

This Fund seeks to maximize current income by investing in a diversified portfolio of public and private issue debt securities that are rated below investment grade (such as BB or lower by Standard & Poor's Ratings Services and/or Ba or lower by Moody's Investors Service, Inc.) or deemed to be below investment grade by the investment adviser. These types of securities are commonly referred to as "junk bonds." The Fund seeks capital appreciation by investing in issues whose relative value is expected to increase over time.

The Manager currently allocates all of the Fund's assets to MW Post Advisory Group, LLC ("MW Post"). The Manager, with the approval of the Fund's Board of Trustees, has appointed Metropolitan West Securities, LLC as an investment adviser to the Fund for the sole purpose of lending the Fund's securities. Metropolitan West Securities will also have the responsibility for investing the cash collateral received in connection with securities loans, in accordance with guidelines approved by the Board.

The Fund seeks its investment objective by investing, under normal circumstances, at least 80% of its total assets in a diversified portfolio of domestic and foreign high yield bonds. High yield issuers are generally those which have below investment grade ratings because they are relatively small in size, relatively young in years, relatively leveraged financially (perhaps borrowing heavily to finance expansion or due to a leveraged buyout), or formerly "blue chip" companies that have encountered some financial difficulties.

The weighted average maturity of the Fund's debt securities is generally expected to be from six to eight years. In selecting investments, MW Post relies heavily on internal research and credit analysis. MW Post will adjust the Fund's overall credit rating and average maturity based on its judgment of the economic climate, industry dynamics, and values in the high yield market.

MW Post expects to make, to a lesser extent, other investments including foreign securities, common and preferred stocks, convertible securities, warrants, rights, and options, in keeping with the Fund's overall investment objective. From time to time, MW Post may take short equity positions as a hedge against selected high yield bond positions.

Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term debt obligations. Investment grade obligations include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by all nationally recognized statistical rating organizations rating that security (such as Standard & Poor's Ratings Services or Moody's Investors Service, Inc.). To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

As noted above, the Fund has a policy of investing at least 80% of its assets in securities that are consistent with the Fund's name. If the Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and the Prospectus will be supplemented.


Principal Risk Factors
----------------------

INTEREST RATE RISK
The Fund is subject to the risk that the market value of the bonds it holds will decline due to rising interest rates. When interest rates rise, the prices of most bonds go down. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

CREDIT RISK
The Fund is subject to the risk that the issuer of a bond will fail to make timely payment of interest or principal. A decline in an issuer's credit rating can cause its price to go down. Since the Fund invests in lower-quality debt securities considered speculative in nature, this risk will be substantial.

HIGH YIELD SECURITIES RISK
Investing in junk bonds generally involves significantly greater risks of loss of your money than an investment in investment grade bonds. Compared with issuers of investment grade bonds, junk bonds are more likely to encounter financial difficulties and to be materially affected by these difficulties. Rising interest rates may compound these difficulties and reduce an issuer's ability to repay principal and interest obligations. Issuers of lower-rated securities also have a greater risk of default or bankruptcy.

MARKET RISK
Market risk involves the possibility that the value of the Fund's investments will decline due to drops in the overall high yield bond market. Changes in the eco-


--------------------------------------------------------------------------------

About the Funds                        12                             Prospectus

AMERICAN AADVANTAGE

--------------------------------------------------------------------------------

nomic climate, investor perceptions, and stock market volatility can cause the prices of the Fund's investments to decline, regardless of the financial conditions of the issuers held by the Fund.

FOREIGN INVESTING RISK
Investing in foreign securities carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility of foreign investments, (4) lack of uniform accounting, auditing and financial reporting standards, (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, (6) increased price volatility, (7) delays in transaction settlement in some foreign markets, and (8) adverse impact of the euro conversion on the business or financial condition of companies in which the Fund is invested.

LIQUIDITY RISK
High yield bonds tend to be less liquid than higher-rated bonds. This means that the Fund may experience difficulty selling the Fund's investments at favorable prices. In addition, valuation of the Fund's investments may become more difficult if objective market prices are unavailable.

HEDGING RISK
Gains or losses from positions in hedging instruments, such as options or short sales, may be much greater than the instrument's original cost. The counterparty may be unable to honor its financial obligation to the Fund. In addition, the investment adviser may be unable to close the transaction at the time it would like or at the price it believes the security is currently worth.

SECURITIES SELECTION RISK
Securities selected by an investment adviser for the Fund may not perform to expectations. This could result in the Fund's underperformance compared to other funds with similar investment objectives.

ADDITIONAL RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.


Historical Performance
----------------------

The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to a broad-based market index and the Lipper High Current Yield Index, a composite of mutual funds with the same investment objective as the Fund. The returns of the broad-based market index do not reflect fees, expenses or taxes. Service Class shares of the Fund were not offered prior to May 1, 2003. However, two other classes of shares of the Fund not offered in this Prospectus began offering their shares on December 29, 2000 and March 1, 2002, respectively. In the chart and table below, performance results before March 1, 2002 are for the Institutional Class, and performance results from March 1, 2002 through April 30, 2003 are for the PlanAhead Class of the Fund. These classes would have similar performance to the Fund, because they invest all of their investable assets in the same portfolio of securities. However, because the other classes had lower expenses, their performance was better than the Service Class of the Fund would have realized in the same period. Past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.

                                    (GRAPH)

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

01..........................................................   8.99%
02..........................................................   6.21%

Total Return for the
  Quarter Ended 3/31/03:                  X.XX%
Highest Quarterly Return:                 6.83%
  (1/1/01 through 12/31/02)         (4th Quarter 2001)
Lowest Quarterly Return:                  -4.04%
  (1/1/01 through 12/31/02)         (3rd Quarter 2001)



--------------------------------------------------------------------------------

Prospectus                             13                        About the Funds

AMERICAN AADVANTAGE

--------------------------------------------------------------------------------

                                AVERAGE ANNUAL TOTAL RETURN
                                ---------------------------
                                      AS OF 12/31/02
                                ---------------------------
                                            SINCE INCEPTION
                                1 YEAR        (12/29/00)
                                ------      ---------------
RETURN BEFORE TAXES              6.21%           7.57%
RETURN AFTER TAXES ON
  DISTRIBUTIONS                  3.38%           4.42%
RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                    2.23%           3.26%
-----------------------------------------------------------
SSB High Yield Cash Pay
  Index(1)                      -0.58%           3.11%
Lipper High Current Yield
  Index                         -2.41%          -1.72%

(1) The Salomon Smith Barney High Yield Cash Pay Index is an unmanaged index of below investment grade, cash-pay bonds with remaining maturities of at least one year and a minimum amount outstanding of $100 million.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the Return After Taxes on Distributions and Sale of Fund Shares may be higher than the other returns for the same period. This occurs when a capital loss is realized upon redemption, resulting in a tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.


Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the High Yield Bond Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                                        0.67%
Distribution (12b-1) Fees                              0.25
Other Expenses                                         0.62(1)
                                                       ----
TOTAL ANNUAL FUND OPERATING EXPENSES                   1.54%
                                                       ====

(1) Other Expenses are based on estimates for the current fiscal year.


Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expense remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR .................................    $157
3 YEARS.................................    $486
5 YEARS.................................    $839
10 YEARS................................  $1,834



--------------------------------------------------------------------------------

About the Funds                        14                             Prospectus

The Manager
-----------

The Funds have retained AMR Investment Services, Inc. to serve as their Manager. The Manager, located at 4151 Amon Carter Boulevard, Fort Worth, Texas 76155, is a wholly owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. The Manager was organized in 1986 to provide investment management, advisory, administrative and asset management consulting services. As of December 31, 2002, the Manager had approximately $29.6 billion of assets under management, including approximately $16.8 billion under active management and $12.8 billion as named fiduciary or financial adviser. Approximately $14.2 billion of the Manager's total assets under management were related to AMR Corporation.

The Manager provides or oversees the provision of all administrative, investment advisory and portfolio management services to the Funds. The Manager


- develops the investment programs for each Fund,

- selects and changes investment advisers (subject to requisite approvals),

- allocates assets among investment advisers,

- monitors the investment advisers' investment programs and results,

- coordinates the investment activities of the investment advisers to ensure compliance with regulatory restrictions,

- oversees each Fund's securities lending activities and actions taken by the securities lending agent, and

- with the exception of the International Equity and High Yield Bond Funds, invests the portion of Fund assets which the investment advisers determine should be allocated to high quality short-term debt obligations.

As compensation for providing management services, the Manager receives an annualized advisory fee that is calculated and accrued daily, equal to 0.10% of the net assets of each Fund.

In addition, the Funds pay the Manager the amounts due to their respective investment advisers. The Manager then remits these amounts to the investment advisers.

The Manager also may receive up to 25% of the net annual interest income or up to 25% of loan fees in regards to securities lending activities. Currently, the Manager receives 10% of the net annual interest income from the investment of cash collateral or 10% of the loan fees posted by borrowers. The Securities and Exchange Commission ("SEC") has granted exemptive relief that permits the Funds to invest cash collateral received from securities lending transactions in shares of one or more private or registered investment companies managed by the Manager.

The management fees paid by the Funds for the fiscal year ended October 31, 2002, net of reimbursements and shown as a percentage of average net assets, were as follows:

                                       MANAGEMENT
FUND                                      FEES
----                                   ----------
Small Cap Value......................    0.53%
International Equity.................    0.37%
Emerging Markets.....................    0.99%
High Yield Bond......................    0.67%

William F. Quinn and Nancy A. Eckl have primary responsibility for the day-to-day operations of the Funds. These responsibilities include oversight of the investment advisers, regular review of each investment adviser's performance and asset allocations among multiple investment advisers. Mr. Quinn has served as President of the Manager since its inception in 1986. Ms. Eckl has served as Vice President-Trust Investments of the Manager since May 1995.


The Investment Advisers
-----------------------

Set forth below is a brief description of the investment advisers for the Funds. Each Fund's assets are allocated among one or more investment advisers by the Manager. Each investment adviser has discretion to purchase and sell securities for its segment of a Fund's assets in accordance with the Fund's objectives, policies, restrictions and more specific strategies provided by the Manager. Pursuant to an exemptive order issued by the SEC, the Manager is permitted to enter into new or modified investment advisory agreements with existing or new investment advisers without approval of a Fund's shareholders, but subject to approval of the Funds' Board of Trustees ("Board") and for the International Equity Fund, approval of the AMR Trust Board. The Prospectus will be supplemented if additional investment advisers are retained or the contract with any existing investment adviser is terminated.

BRANDYWINE ASSET MANAGEMENT, LLC ("BRANDYWINE"), 201 North Walnut Street, Wilmington, Delaware 19801, is a professional investment counseling firm founded in 1986. Brandywine is a wholly owned subsidiary of Legg Mason, Inc. As of December 31, 2002, Brandywine had assets under management totaling approximately $8.0 billion, including approximately $1.0 billion of assets of AMR Corporation and its subsidiaries and affiliated entities. Brandywine serves as an investment adviser to the Small Cap Value Fund.

CAUSEWAY CAPITAL MANAGEMENT LLC ("CAUSEWAY"), 11111 Santa Monica Blvd., Suite 1550, Los Angeles, California 90025, is a professional international and global equity asset management firm. Causeway began operations in June 2001 and was founded by the key international value equity management personnel at the Hotchkis and Wiley division of Merrill Lynch Investment Managers, L.P., the previous investment adviser to the International Equity Fund. As of December 31, 2002, Causeway had approximately $2.3 billion in assets under management, including approximately $763 million of assets of AMR Corporation and its subsidiaries


--------------------------------------------------------------------------------

Prospectus                             15                        About the Funds
and affiliated entities. Causeway serves as an investment adviser to the International Equity Fund.

HOTCHKIS AND WILEY CAPITAL MANAGEMENT, LLC ("HOTCHKIS"), 725 South Figueroa Street, 39th Floor, Los Angeles, California 90017, is a professional domestic equity management firm. Hotchkis was formed in October 2001 from the key domestic equity management personnel at Merrill Lynch Investment Managers, L.P., previously an investment adviser to the Funds. As of December 31, 2002, Hotchkis had approximately $4.9 billion in assets under management, including approximately $638 million of assets of AMR Corporation and its subsidiaries and affiliated entities. Hotchkis serves as an investment adviser to the Small Cap Value Fund.

INDEPENDENCE INVESTMENT LLC ("INDEPENDENCE"), 53 State Street, Boston, Massachusetts 02109, is a professional investment counseling firm which was founded in 1982. The firm is a wholly owned subsidiary of John Hancock Financial Services. Assets under management as of December 31, 2002, including funds managed for its parent company and its affiliate Independence Fixed Income LLC, were approximately $18.9 billion, which included approximately $306 million of assets of AMR Corporation and its subsidiaries and affiliated entities. Independence serves as an investment adviser to the International Equity Fund.

LAZARD ASSET MANAGEMENT LLC ("LAZARD"), 30 Rockefeller Plaza, New York, New York 10112, is a subsidiary of Lazard Freres & Co. LLC, a registered investment adviser and a member of the New York, American and Chicago Stock Exchanges, providing its clients with a wide variety of investment banking, brokerage and related services. Lazard and its affiliates provide investment management services to client discretionary accounts with assets totaling approximately $55.9 billion as of December 31, 2002, including approximately $571 million of assets of AMR Corporation and its subsidiaries and affiliated entities. Lazard serves as an investment adviser to the International Equity Fund.

METROPOLITAN WEST SECURITIES, LLC ("METWEST SECURITIES"), 11440 San Vicente Blvd., 3rd Floor, Los Angeles, California 90049, is a subsidiary of Metropolitan West Financial, LLC and an affiliate of MW Post Advisory Group, LLC and Metropolitan West Capital Management, LLC. As of December 31, 2002, MetWest Securities had approximately $30 billion in assets under management. MetWest Securities serves as investment adviser to the High Yield Bond Fund for the sole purpose of lending the Fund's securities.

MORGAN STANLEY INVESTMENT MANAGEMENT INC. ("MSIM INC."), 1221 Avenue of the Americas, New York, New York 10020, is a direct subsidiary of Morgan Stanley. As of December 31, 2002, MSIM Inc., together with its affiliated institutional asset management companies, managed assets of approximately $376.2 billion, including approximately $137 million of assets of AMR Corporation and its subsidiaries and affiliated entities. MSIM Inc. serves as an investment adviser to the Emerging Markets Fund.

MW POST ADVISORY GROUP, LLC ("MW POST"), 11766 Wilshire Blvd., Suite 1660, Los Angeles, California 90025, is a professional investment management firm that has been providing advisory services under its current name and its predecessor, Post Advisory Group, Inc., since 1992. MW Post is jointly owned by the principals of the firm (directly and indirectly) and Metropolitan West Financial, LLC. As of December 31, 2002, MW Post had assets under management totaling approximately $2.0 billion, including approximately $134 million of assets of AMR Corporation and its subsidiaries and affiliated entities. MW Post serves as investment adviser to the High Yield Bond Fund.

TEMPLETON INVESTMENT COUNSEL, LLC ("TEMPLETON"), 500 East Broward Blvd., Suite 2100, Fort Lauderdale, Florida 33394, is an indirect wholly owned subsidiary of Franklin Resources, Inc., a global investment organization operating as Franklin Templeton Investments. Franklin Templeton Investments provides global and domestic investment management services, through its Franklin, Templeton, Mutual Series and Fiduciary Trust subsidiaries. The San Mateo, CA-based company has over 50 years of investment experience and more than $252 billion in assets under management as of December 31, 2002. Of this amount, approximately $560 million are assets of AMR Corporation and its subsidiaries and affiliated entities. Templeton serves as an investment adviser to the International Equity Fund.

THE BOSTON COMPANY ASSET MANAGEMENT, LLC ("THE BOSTON COMPANY"), One Boston Place, Boston, Massachusetts 02108, is a subsidiary of Mellon Financial Corporation. Assets under management as of December 31, 2002 were $21.1 billion, including approximately $142 million of assets of AMR Corporation and its subsidiaries and affiliated entities. Certain of the assets managed by The Boston Company are managed as dual officers of affiliated entities. The Boston Company serves as an investment adviser to the Emerging Markets Fund.

All other assets of American Airlines, Inc. and its affiliates under management by each respective investment adviser are considered when calculating the fees for each investment adviser. Including these assets lowers the investment advisory fees for each applicable Fund.


Valuation of Shares
-------------------

The price of each Fund's shares is based on its net asset value ("NAV") per share. Each Fund's NAV is computed by adding total assets, subtracting all of the Fund's liabilities, and dividing the result by the total number of shares outstanding. Equity securities are valued based on market value. Debt securities (other than short-term securities) usually are valued on the basis of prices provided by a pricing service. In some cases, the price of debt securities is determined using quotes obtained from brokers. Securities are valued at fair value, as determined in good faith and pursuant to procedures approved by a Fund's or portfolio's applicable Board of Trustees, under certain limited circumstances. For exam-


--------------------------------------------------------------------------------

About the Funds                        16                             Prospectus
ple, fair valuation would be used if market quotations are not readily available or a material event occurs after the close of the exchange that may affect a security's value. The price of a security determined through fair valuation may differ from the price quoted or published by other sources.

The NAV of Service Class shares will be determined based on a pro rata allocation of the Fund's or portfolio's (as applicable) investment income, expenses and total capital gains and losses. Each Fund's NAV per share is determined as of the close of the New York Stock Exchange ("Exchange"), generally 4:00 p.m. Eastern Time, on each day on which it is open for business. Because the International Equity and Emerging Markets Funds invest in securities primarily listed on foreign exchanges that trade on days when the Funds do not price their shares, the NAV per share of these Funds may change on days when shareholders will not be able to purchase or redeem the Funds' shares.


ABOUT YOUR INVESTMENT
--------------------------------------------------------------------------------

Purchase and Redemption of Shares
---------------------------------

Eligibility
-----------

Service Class shares are offered to all investors, including investors using intermediary organizations such as broker-dealers or plan sponsors and retirement accounts.

Purchase Policies
-----------------

No sales charges are assessed on the purchase or sale of Fund shares. Shares of the Funds are offered and purchase orders are typically accepted until 4:00 p.m. Eastern Time or the close of the Exchange (whichever comes first) on each day on which the Exchange is open for trading.

If a purchase order is received in good order prior to the Fund's deadline, the purchase price will be the NAV per share next determined on that day. If a purchase order is received in good order after the applicable deadline, the purchase price will be the NAV of the following day that the Fund is open for business. Checks to purchase shares are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. dollars on a U.S. bank. The Funds will not accept "starter" checks, credit card checks or third party checks.

Opening an Account
------------------

A completed, signed application is required to open an account. You may request an application form by:

- calling (800) 388-3344, or

- visiting the Funds' web site at www.aafunds.com and downloading an account application.

Complete the application, sign it and

                                    Mail to:
                           American AAdvantage Funds
                                P.O. Box 219643
                           Kansas City, MO 64121-9643

Redemption Policies
-------------------

Shares of any Fund may be redeemed by telephone, by pre-authorized automatic redemption, via the Funds' web site, or by mail on any day that Fund is open for business. The redemption price will be the NAV next determined after a redemption order is received in good order, minus a redemption fee, if applicable. For assistance with completing a redemption request, please call
(800) 388-3344. Wire proceeds from redemption orders received by 4:00 p.m. Eastern Time generally are transmitted to shareholders on the next day that the Funds are open for business.

In any event, proceeds from a redemption order will typically be transmitted to a shareholder by no later than seven days after the receipt of a redemption request in good order. Delivery of proceeds from shares purchased by check or pre-authorized automatic investment may be delayed until the funds have cleared, which may take up to 15 days.

A redemption fee of 2% will be deducted from your redemption amount when you sell shares of the International Equity Fund or Emerging Markets Fund that you have owned for less than 30 days or 90 days, respectively. The redemption fee is paid to the Fund and is intended to offset the trading costs, market impact and other costs associated with short-term trading activity in and out of the Fund. If you purchased shares on multiple dates, the shares you have held the longest will be redeemed first for purposes of assessing the redemption fee. The following are exempt from the redemption fee: shares acquired through the reinvestment of distributions, shares held in retirement plans, and shares redeemed through pre-authorized automatic redemption. Third parties who offer shares of the International Equity and Emerging Markets Funds may or may not charge the redemption fee to their customers for the benefit of these Funds.

The Funds reserve the right to suspend redemptions or postpone the date of payment (i) when the Exchange is closed (other than for customary weekend and holiday closings); (ii) when trading on the Exchange is restricted; (iii) when the SEC determines that an emergency exists so that disposal of a Fund's investments or determination of its NAV is not reasonably practicable; or (iv) by order of the SEC for protection of the Funds' shareholders.

Although the Funds intend to redeem shares in cash, each Fund reserves the right to pay the redemption price in whole or in part by a distribution of readily marketable securities held by the Fund or the Fund's corresponding portfolio.


--------------------------------------------------------------------------------
Prospectus                             17                  About Your Investment

HOW TO PURCHASE SHARES
To Make an Initial Purchase                            To Add to an Existing Account
By Check

- Make check payable to the American AAdvantage        Include the shareholder's account number, Fund
  Funds.                                               name, and Fund number on the check. Mail check
- Include the Fund name, Fund number and               ($50 minimum) to:
  "Service Class" on the check.                        American AAdvantage Funds
- Mail check ($2,500 minimum or $2,000 for IRAs)       P.O. Box 219643
  to:                                                  Kansas City, MO 64121-9643
  American AAdvantage Funds
  P.O. Box 219643
  Kansas City, MO 64121-9643
By Wire

If your account has been established, you may          Call (800) 388-3344 to purchase shares by wire.
call (800) 388-3344 to purchase shares by wire.        Send a bank wire ($500 minimum) to State Street
Send a bank wire ($2,500 minimum or $2,000 for         Bank and Trust Co. with these instructions:
IRAs) to State Street Bank and Trust Co. with          - ABA# 0110-0002-8; AC-9905-342-3,
these instructions:                                    - Attn: American AAdvantage Funds-Service Class,
- ABA# 0110-0002-8; AC-9905-342-3,                     - the Fund name and Fund number, and
- Attn: American AAdvantage Funds-Service Class,       - shareholder's account number and registration.
- the Fund name and Fund number, and
- shareholder's account number and registration.
Via My Account on www.aafunds.com

- Funds will be transferred automatically from         - The minimum amount for each additional
  your bank account via Automated Clearing House         purchase is $50.
  ("ACH") if valid bank instructions were
  included on your application. If not, please
  call (800) 388-3344 to establish bank
  instructions prior to the purchase.
- A $2,500 minimum ($2,000 for IRAs) is required
  to establish a new account.
By Pre-Authorized Automatic Investment

- The minimum account size of $2,500 ($2,000 for       - Funds will be transferred automatically from
  IRAs) must be met before establishing an               your bank account via ACH on or about the 5th
  automatic investment plan.                             day of each month or quarter, depending upon
- Fill in required information on the account            which periods you specify. If you establish
  application, including amount of automatic             your automatic investment plan through
  investment ($50 minimum). Attach a voided              www.aafunds.com, you can choose the date and
  check to the account application.                      frequency of transfer.
- An automatic investment plan may also be
  established through www.aafunds.com.
By Exchange

- Send a written request to the address above,         - You may purchase shares of a Fund by
  call (800) 388-3344 or visit www.aafunds.com.          exchanging shares from the Service Class of
- A $2,500 minimum ($2,000 for IRAs) is required         another American AAdvantage Fund if you have
  to establish a new account in the Service              owned shares of the other American AAdvantage
  Class of another American AAdvantage Fund by           Fund for at least 15 days.
  making an exchange.                                  - The minimum amount for each exchange is $50.



--------------------------------------------------------------------------------
About Your Investment                  18                             Prospectus

HOW TO REDEEM SHARES
Method                                                            Additional Information
By Telephone

Call (800) 388-3344 to request a redemption.                      - Telephone redemption orders are limited to $50,000 within any 30 day period.
                                                                  - Proceeds will generally be mailed only to the account
                                                                    address of record or transmitted by wire ($500 minimum
                                                                    and $10 fee) to a commercial bank account designated on
                                                                    the account application form.
By Mail

Write a letter of instruction including:                          - Proceeds will only be mailed to the account address of
- the Fund name and Fund number,                                    record or transmitted by wire ($500 minimum and $10 fee)
- shareholder account number,                                       to a commercial bank account designated on the account
- shares or dollar amount to be redeemed, and                       application form.
- authorized signature(s) of all persons required to sign         A signature guarantee is required for redemption orders:
  for the account.                                                - in amounts of $50,000 or more,
                                                                  - with a request to send the proceeds to an address or
Mail to:                                                            commercial bank account other than the address or
                                                                    commercial bank account designated on the account
American AAdvantage Funds                                           application, or
P.O. Box 219643                                                   - for an account whose address has changed within the last
Kansas City, MO 64121-9643                                          30 days if proceeds are sent by check.

Via My Account on www.aafunds.com

- Please call (800) 388-3344 to establish bank                    - Proceeds will only be mailed to the account address of
  instructions, if you wish to receive redemption proceeds          record, transmitted by wire to a commercial bank account
  via wire or ACH.                                                  designated on the account application form or transferred
                                                                    via ACH to your bank account.
                                                                  - The minimum amount is $500 for a wire and $50 for a check or ACH.
                                                                  - A $10 fee is charged for each wire.
By Pre-Authorized Automatic Redemption

- Fill in required information on the account application         - Proceeds will be transferred automatically from your Fund
  or establish via www.aafunds.com ($50 minimum).                   account to your bank account via ACH on or about the 15th
                                                                    day of each month. If you establish automatic redemption
                                                                    through www.aafunds.com, you can choose the date and
                                                                    frequency of transfer.
By Exchange

- Send a written request to the address above, call (800)         - You may sell shares of a Fund in exchange for shares of
  388-3344 to exchange shares through the Automated Voice           the Service Class of another American AAdvantage Fund if
  Response System or visit www.aafunds.com.                         you have owned shares of the Fund for at least 15 days.
- A $2,500 minimum ($2,000 for IRAs) is required to               - The minimum amount for each exchange is $50.
  establish a new account in the Service Class of another
  American AAdvantage Fund by making an exchange.



--------------------------------------------------------------------------------
Prospectus                             19                  About Your Investment

General Policies
----------------

If a shareholder's account balance in any Fund falls below $2,500 ($2,000 for IRAs), the shareholder may be asked to increase the balance. If the account balance remains below $2,500 ($2,000 for IRAs) after 45 days, the Funds reserve the right to close the account and send the proceeds to the shareholder. The Manager reserves the right to charge an annual account fee of $12 (to offset the costs of servicing accounts with low balances) if an account balance falls below certain asset levels.

The following policies apply to instructions you may provide to the Funds by telephone:


- The Funds, their officers, trustees, directors, employees, or agents are not responsible for the authenticity of instructions provided by telephone, nor for any loss, liability, cost or expense incurred for acting on them.

- The Funds employ procedures reasonably designed to confirm that instructions communicated by telephone are genuine.

- Due to the volume of calls or other unusual circumstances, telephone redemptions may be difficult to implement during certain time periods.

The Funds reserve the right to:


- reject any order for the purchase of shares and to limit or suspend, without prior notice, the offering of shares,

- modify or terminate the exchange privilege at any time,

- terminate the exchange privilege of any shareholder who makes more than one exchange in and out of a Fund during any three month period, and

- seek reimbursement from you for any related loss incurred if your payment for the purchase of Fund shares by check does not clear your bank.

In order to discourage short-term trading of the Funds' shares, the Funds will not accept more than one exchange in and out of any Fund within any three-month period. If the Manager determines that a shareholder is investing in a Fund to profit from day-to-day fluctuations in the Fund's net asset value, also known as market timing, the Fund may reject any order or terminate the exchange privilege of that shareholder.

Third parties, such as banks, broker-dealers and 401(k) plan providers who offer Fund shares, may charge transaction fees and may set different minimum investments or limitations on buying or selling shares.


Distributions and Taxes
-----------------------

The Funds distribute most or all of their net earnings in the form of dividends from net investment income and distributions of realized net capital gains and gains from foreign currency transactions. Unless the account application instructs otherwise, distributions will be reinvested in additional Fund shares. Monthly distributions are paid to shareholders on the first business day of the following month. Distributions are paid as follows:

                                                    OTHER
                                                DISTRIBUTIONS
FUND                        DIVIDENDS PAID          PAID
----                        --------------      -------------
Small Cap Value                Annually           Annually
International Equity           Annually           Annually
Emerging Markets               Annually           Annually
High Yield Bond                Monthly            Annually

Usually, any dividends and distributions of net realized gains are taxable events. However, the portion of a Fund's dividends derived from its investments in certain direct U.S. Government obligations may be exempt from state and local income taxes. Shareholders may realize a taxable gain or loss when redeeming or exchanging shares. That gain or loss may be treated as a short-term or long-term capital gain or loss, depending on how long the sold or exchanged shares were held. The following table outlines the typical tax liabilities for transactions in taxable accounts:

TYPE OF TRANSACTION                   TAX STATUS
-------------------                   ----------
Dividends from net investment         Ordinary income
  income*
Distributions of realized net         Ordinary income
  short-term capital gains*
Distributions of gains from certain   Ordinary income
  foreign currency transactions*
Distributions of realized net         Long-term capital
  long-term capital gains*              gains
Sales or exchanges of shares owned    Long-term capital
  for more than one year                gains or losses
Sales or exchanges of shares owned    Net gains are treated
  for one year or less                  as ordinary income;
                                        net losses are
                                        subject to special
                                        rules

   *whether reinvested or taken in cash

Some foreign countries may impose taxes on dividends paid to and gains realized by the International Equity and Emerging Markets Funds. The Funds may treat these taxes as a deduction or, under certain conditions, "flow the tax through" to its shareholders. In the latter event, a shareholder may either deduct the taxes or use them to calculate a credit against his or her federal income tax.

A portion of the dividends paid by the Small Cap Value Fund and the High Yield Bond Fund is eligible for the dividends-received deduction allowed to corporations. The eligible portion for a Fund may not exceed its aggregate dividends received from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction may be subject indirectly to the federal alternative minimum tax ("AMT"). The International Equity and Emerging Markets Funds' dividends most likely will not qualify for the dividends-received deduction because none of the dividends they receive are expected to be paid by U.S. corporations.

This is only a summary of some of the important income tax considerations that may affect Fund shareholders. Shareholders should consult their tax adviser regarding


--------------------------------------------------------------------------------
About Your Investment                  20                             Prospectus
specific questions as to the effect of federal, state or local income taxes on an investment in the Funds.


ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

Distribution of Fund Shares
----------------------------

The Funds have adopted a Distribution Plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, which allows the Funds to pay distribution and other fees for the sale of Fund shares and for other services provided to shareholders. The Plan provides that each Fund will pay up to 0.25% per annum of the average daily net assets of the Service Class to the Manager (or another entity approved by the Board). Because these fees are paid out of each Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges and result in costs higher than other types of sales charges.


Master-Feeder Structure
-----------------------

Under a master-feeder structure, a "feeder" fund invests all of its investable assets in a "master" fund with the same investment objective. The "master" fund purchases securities for investment. The master-feeder structure works as follows:

                                    (GRAPH)

The International Equity Fund can withdraw its investment in its corresponding portfolio at any time if the Board determines that it is in the best interest of the Fund and its shareholders to do so. A change in the portfolio's fundamental objective, policies and restrictions, which is not approved by the shareholders of the Fund, could require the Fund to redeem its interest in the portfolio. Any such redemption could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the portfolio. Should such a distribution occur, the Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments for the Fund and could affect adversely the liquidity of the Fund. If the International Equity Fund withdraws its investment in its corresponding portfolio, the Fund's assets will be invested directly in investment securities or in another master fund, according to the investment policies and restrictions described in this Prospectus.

Prior to March 1, 2002, the Small Cap Value and Emerging Markets Funds invested all of their investable assets in a corresponding portfolio of the AMR Investment Services Trust with a similar name and identical investment objective. On March 1, 2002, the master-feeder structure of these Funds was discontinued, and each Fund now directly purchases securities for investment in accordance with its respective investment objective.



--------------------------------------------------------------------------------
Prospectus                             21                 Additional Information

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE FUNDS IS FOUND IN THE DOCUMENTS LISTED BELOW. REQUEST A FREE COPY OF THESE DOCUMENTS BY CALLING (800) 388-3344.

  ANNUAL REPORT/SEMI-ANNUAL REPORT                          STATEMENT OF ADDITIONAL INFORMATION ("SAI")
  The Funds' Annual and Semi-Annual Reports list each       The SAI contains more details about the Funds and their
  Fund's actual investments as of the report's date. They   investment policies. The SAI is incorporated in this
  also include a discussion by the Manager of market        Prospectus by reference (it is legally part of this
  conditions and investment strategies that significantly   Prospectus). A current SAI is on file with the
  affected the Funds' performance. The report of the        Securities and Exchange Commission (SEC).
  Funds' independent auditors is included in the Annual
  Report.

TO REDUCE EXPENSES, YOUR FINANCIAL INSTITUTION MAY MAIL ONLY ONE COPY OF THE PROSPECTUS, ANNUAL REPORT, AND SEMI-ANNUAL REPORT TO THOSE ADDRESSES SHARED BY TWO OR MORE ACCOUNTS. IF YOU WISH TO RECEIVE INDIVIDUAL COPIES OF THESE DOCUMENTS, PLEASE CONTACT YOUR FINANCIAL INSTITUTION. THEY WILL BEGIN SENDING YOU INDIVIDUAL COPIES THIRTY DAYS AFTER RECEIVING YOUR REQUEST.

TO OBTAIN MORE INFORMATION ABOUT THE FUNDS OR TO REQUEST A COPY OF THE DOCUMENTS LISTED ABOVE:


      [LOGO]                   [LOGO]                            [LOGO]                                 [LOGO]
   BY TELEPHONE:              BY MAIL:                         BY E-MAIL:                          ON THE INTERNET:
Call (800) 388-3344  American AAdvantage Funds     american -aadvantage.funds@aa.com     Visit our website at www.aafunds.com
                          P.O. Box 619003                                                Visit the SEC website at www.sec.gov
                     DFW Airport, TX 75261-9003

The SAI and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic mail to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, 450 5th Street NW, Washington, D.C. 20549-0102. The SAI and other information about the Funds may also be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (202) 942-8090.

FUND SERVICE PROVIDERS:

    CUSTODIAN                    TRANSFER AGENT               INDEPENDENT AUDITORS         DISTRIBUTOR
    STATE STREET BANK            NATIONAL FINANCIAL           ERNST & YOUNG LLP            SWS FINANCIAL SERVICES
      AND TRUST                    DATA SERVICES              Dallas, Texas                Dallas, Texas
    Boston, Massachusetts        Kansas City, Missouri

                        [AMERICAN AADVANTAGE FUNDS LOGO]
                            SEC File Number 811-4984

American Airlines is not responsible for investments made in the American AAdvantage Funds. American AAdvantage Funds is a registered service mark of AMR Corporation. American AAdvantage International Equity Fund, American AAdvantage Emerging Markets Fund, American AAdvantage High Yield Bond Fund, and American AAdvantage Small Cap Value Fund are service marks of AMR Investment Services, Inc.

                       STATEMENT OF ADDITIONAL INFORMATION
                          AMERICAN AADVANTAGE FUNDS(R)
                               -- SERVICE CLASS --

                                   MAY 1, 2003

    Emerging Markets Fund                         International Equity Fund
     High Yield Bond Fund                           Small Cap Value Fund


         Each Fund (collectively, the "Funds") is a separate investment portfolio of the American AAdvantage Funds (the "Trust"), a no-load, open-end management investment company organized as a Massachusetts business trust on January 16, 1987. Each Fund constitutes a separate investment portfolio with a distinct investment objective and distinct purpose and strategy. Each Fund is comprised of multiple classes of shares designed to meet the needs of different groups of investors. This Statement of Additional Information ("SAI") relates to the Service Class of the Funds.

         The International Equity Fund operates under a master-feeder structure. This means that the International Equity Fund seeks its investment objective by investing all of its investable assets in a corresponding portfolio of the AMR Investment Services Trust ("AMR Trust") with a similar name and identical investment objective (the "Portfolio"). The AMR Trust is a separate investment company managed by AMR Investment Services, Inc. (the "Manager").

         This SAI should be read in conjunction with a Service Class prospectus dated May 1, 2003, (the "Prospectus"), copies of which may be obtained without charge by calling (800) 388-3344. This SAI is not a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by a current Prospectus.

                                TABLE OF CONTENTS

Non-Principal Investment Strategies and Risks .........................      2

Investment Restrictions ...............................................      3

Temporary Defensive Position ..........................................      4

Portfolio Turnover ....................................................      4

Trustees and Officers of the Trust and the AMR Trust ..................      4

Code of Ethics ........................................................      9

Control Persons and 5% Shareholders ...................................      9

Investment Advisory Agreements ........................................     10

Management, Administrative and Distribution Services ..................     11

Other Service Providers ...............................................     12

Portfolio Securities Transactions .....................................     12

Redemptions in Kind ...................................................     12

Tax Information .......................................................     14

Yield and Total Return Quotations .....................................     17

Description of the Trust ..............................................     19

Other Information .....................................................     19

Financial Statements ..................................................     33

                  NON-PRINCIPAL INVESTMENT STRATEGIES AND RISKS

In addition to the investment strategies described in the Prospectus, each Fund may:

Invest up to 20% of its total assets in debt securities that are investment grade at the time of purchase, including obligations of the U.S. Government, its agencies and instrumentalities, corporate debt securities, mortgage-backed securities, asset-backed securities, master-demand notes, Yankeedollar and Eurodollar bank certificates of deposit, time deposits, bankers' acceptances, commercial paper and other notes, and other debt securities. Investment grade securities include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by all rating organizations rating that security, such as Standard & Poor's Ratings Services ("Standard & Poor's") or Moody's Investors Service, Inc. ("Moody's"). Obligations rated in the fourth highest rating category are limited to 25% of each of these Funds' debt allocations. These Funds, at the discretion of the investment advisers, may retain a debt security that has been downgraded below the initial investment criteria. The International Equity Fund may invest up to 20% of its total assets in non-U.S. debt securities that are rated at the time of purchase in one of the three highest rating categories by any rating organization or, if unrated, are deemed to be of comparable quality by the applicable investment adviser and traded publicly on a world market. The High Yield Bond Fund may invest more than 20% in investment grade debt securities and more than 25% in obligations rated in the fourth highest rating category.

Each Fund may (except where indicated otherwise):

1. Engage in dollar rolls or purchase or sell securities on a when-issued or forward commitment basis. The purchase or sale of when-issued securities enables an investor to hedge against anticipated changes in interest rates and prices by locking in an attractive price or yield. The price of when-issued securities is fixed at the time the commitment to purchase or sell is made, but delivery and payment for the when-issued securities takes place at a later date, normally one to two months after the date of purchase. During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest accrues to the purchaser. Such transactions therefore involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date. A sale of a when-issued security also involves the risk that the other party will be unable to settle the transaction. Dollar rolls are a type of forward commitment transaction. Purchases and sales of securities on a forward commitment basis involve a commitment to purchase or sell securities with payment and delivery to take place at some future date, normally one to two months after the date of the transaction. As with when-issued securities, these transactions involve certain risks, but they also enable an investor to hedge against anticipated changes in interest rates and prices. Forward commitment transactions are executed for existing obligations, whereas in a when-issued transaction, the obligations have not yet been issued. When purchasing securities on a when-issued or forward commitment basis, a segregated account of liquid assets at least equal to the value of purchase commitments for such securities will be maintained until the settlement date.

2. Invest in other investment companies (including affiliated investment companies) to the extent permitted by the Investment Company Act of 1940 ("1940 Act") or exemptive relief granted by the Securities and Exchange Commission ("SEC").

3. Loan securities to broker-dealers or other institutional investors. Securities loans will not be made if, as a result, the aggregate amount of all outstanding securities loans by a Fund exceeds 33 1/3% of its total assets (including the market value of collateral received). For purposes of complying with a Fund's investment policies and restrictions, collateral received in connection with securities loans is deemed an asset of the Fund to the extent required by law. For all Funds that engage in securities lending, the Manager receives compensation for administrative and oversight functions with respect to securities lending. The amount of such compensation depends on the income generated by the loan of the securities. A Fund continues to receive dividends or interest, as applicable, on the securities loaned and simultaneously earns either interest on the investment of the cash collateral or fee income if the loan is otherwise collateralized.

4. Enter into repurchase agreements. A repurchase agreement is an agreement under which securities are acquired by a Fund from a securities dealer or bank subject to resale at an agreed upon price on a later date. The acquiring Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. However, the investment advisers or the Manager, as applicable, attempt to minimize this risk by entering into repurchase agreements only with financial institutions that are deemed to be of good financial standing.

         5. Purchase securities in private placement offerings made in reliance on the "private placement" exemption from registration afforded by
         Section 4(2) of the Securities Act of 1933 ("1933 Act"), and resold to qualified institutional buyers under Rule 144A under the 1933 Act ("Section 4(2) securities"). The Funds will not invest more than 15% of their respective net assets in Section 4(2) securities and illiquid securities unless the investment adviser or the Manager, as applicable, determines, by continuous reference to the appropriate trading markets and pursuant to guidelines approved by the Trust's Board of Trustees ("Board") or the AMR Trust's Board of Trustees ("AMR Trust Board"), as applicable, that any Section 4(2) securities held by such Fund in excess of this level are at all times liquid.


                             INVESTMENT RESTRICTIONS

         Each Fund has the following fundamental investment policy that enables it to invest in another investment company or series thereof that has substantially similar investment objectives and policies:

         Notwithstanding any other limitation, the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives, policies and limitations as the Fund. For this purpose, "all of the Fund's investable assets" means that the only investment securities that will be held by the Fund will be the Fund's interest in the investment company.

         All other fundamental and non-fundamental investment policies of the International Equity Fund and the Portfolio are identical. Although the following discusses the investment policies of each Fund and the Board, it applies equally to the Portfolio and the AMR Trust Board. Future references in this section to "Fund" shall include the Portfolio.

         In addition to the investment limitations noted in the Prospectus, the following nine restrictions have been adopted by each Fund, and may be changed with respect to any such Fund only by the majority vote of that Fund's outstanding interests. "Majority of the outstanding voting securities" under the 1940 Act, as amended, and as used herein means, with respect to the Fund, the lesser of (a) 67% of the shares of the Fund present at the meeting if the holders of more than 50% of the shares are present and represented at the shareholders' meeting or (b) more than 50% of the shares of the Fund. Whenever the International Equity Fund is requested to vote on a change in the investment restrictions of the Portfolio, the International Equity Fund will hold a meeting of its shareholders and will cast its votes as instructed by its shareholders. The percentage of the International Equity Fund's votes representing shareholders not voting will be voted by the Board in the same proportion as those Fund shareholders who do, in fact, vote.

No Fund may:

         1. Purchase or sell real estate or real estate limited partnership interests, provided, however, that a Portfolio may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein when consistent with the other policies and limitations described in the Prospectuses.

         2. Purchase or sell commodities (including direct interests and/or leases in oil, gas or minerals) or commodities contracts, except with respect to forward foreign currency exchange contracts and foreign currency futures contracts when consistent with the other policies and limitations described in the Prospectuses. In addition, the Funds may purchase or sell futures contracts and options on futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable.

         3. Engage in the business of underwriting securities issued by others, except to the extent that, in connection with the disposition of securities, a Fund may be deemed an underwriter under federal securities law.

         4. Make loans to any person or firm, provided, however, that the making of a loan shall not be construed to include (i) the acquisition for investment of bonds, debentures, notes or other evidences of indebtedness of any corporation or government which are publicly distributed or (ii) the entry into repurchase agreements and further provided, however, that each Fund may lend its portfolio securities to broker-dealers or other institutional investors in accordance with the guidelines stated in this SAI.

         5. Purchase from or sell portfolio securities to its officers, Trustees or other "interested persons" of the Trust, as defined in the 1940 Act, including its investment advisers and their affiliates, except as permitted by the 1940 Act and exemptive rules or orders thereunder.

         6. Issue senior securities, except that a Fund may engage in when-issued and forward commitment securities transactions and the Emerging Markets Fund and the Portfolio may engage in foreign currency futures and forward foreign currency contracts.

         7. Borrow money, except from banks or through reverse repurchase agreements for temporary purposes. In addition, the Funds may borrow money from the Manager or any of its affiliates for temporary purposes. The aggregate amount of borrowing for each Fund shall not exceed 10% of the value of the Fund's assets at the time of borrowing. Although not a fundamental policy, the Funds intend to repay any money borrowed before any additional portfolio securities are purchased. See "Other Information" for a further description of reverse repurchase agreements.

         8. Invest more than 5% of its total assets (taken at market value) in securities of any one issuer, other than obligations issued by the U.S. Government, its agencies and instrumentalities, or purchase more than 10% of the voting securities of any one issuer, with respect to 75% of a Fund's total assets; or

         9. Invest more than 25% of its total assets in the securities of companies primarily engaged in any one industry, provided that: (i) this limitation does not apply to obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities; (ii) municipalities and their agencies and authorities are not deemed to be industries; and (iii) financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance, and diversified finance will be considered separate industries).

         The above percentage limits are based upon asset values at the time of the applicable transaction; accordingly, a subsequent change in asset values will not affect a transaction that was in compliance with the investment restrictions at the time such transaction was effected.

         The following non-fundamental investment restrictions apply to each Fund (except where noted otherwise) and may be changed with respect to each Fund by a vote of a majority of the Board or, with respect to the Portfolio, by a vote of a majority of the AMR Trust Board. No Fund may:

         1. Invest more than 15% of its net assets in illiquid securities, including time deposits and repurchase agreements that mature in more than seven days; or

         2. Purchase securities on margin, effect short sales or purchase or sell call options or engage in the writing of such options, except that
         (i) a Fund may obtain such short term credits as may be necessary for the clearance of purchases or sales of securities, (ii) the High Yield Bond Fund may effect short sales, and (iii) the Funds may purchase or sell futures contracts and options on futures contracts.

         All Funds may invest up to 10% of their total assets in the securities of other investment companies to the extent permitted by law. In addition, pursuant to exemptive relief granted by the SEC, a Fund may invest up to 25% of its total assets in the aggregate of the Money Market Portfolio, Municipal Money Market Portfolio, and U.S. Government Money Market Portfolio of the AMR Trust. A Fund may incur duplicate advisory or management fees when investing in another mutual fund.

                          TEMPORARY DEFENSIVE POSITION

         While assuming a temporary defensive position, a Fund or the Portfolio may invest in cash or cash equivalent short-term investment grade obligations, including: obligations of the U.S. Government, its agencies and instrumentalities; corporate debt securities, such as commercial paper, master demand notes, loan participation interests, medium-term notes and funding agreements; Yankeedollar and Eurodollar bank certificates of deposit, time deposits, and bankers' acceptances; asset-backed securities; and repurchase agreements involving the foregoing obligations.

                               PORTFOLIO TURNOVER

         High portfolio turnover can increase a Fund's transaction costs and generate additional capital gains or losses. The portfolio turnover rate for the High Yield Bond Fund may continue to exceed 100% due to the active style in which the portfolios are managed in response to changes in market conditions.

              TRUSTEES AND OFFICERS OF THE TRUST AND THE AMR TRUST

         The Board provides broad supervision over the Trust's affairs. The Manager is responsible for the management of Trust assets, and the Trust's officers are responsible for the Trust's operations. The Trustees and officers of the Trust and AMR Trust are listed below, together with their principal occupations during the past five years. Unless otherwise indicated, the address of each person listed below is 4151 Amon Carter Boulevard, MD 2450, Fort Worth, Texas 76155. Each Trustee oversees twenty-four funds in the fund complex that includes the AMR Trust, the American AAdvantage Funds, the American AAdvantage Mileage Funds, and the American AAdvantage Select Funds.

                            POSITION, TERM OF OFFICE
                               AND LENGTH OF TIME
NAME, AGE AND ADDRESS        SERVED WITH EACH TRUST     PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS AND CURRENT DIRECTORSHIPS
------------------------   -------------------------    ---------------------------------------------------------------------------
INTERESTED TRUSTEES

                                      Term
                             Lifetime of Trust until
                             removal, resignation or
                                   retirement*

William F. Quinn** (55)     Trustee and President of    President, AMR Investment Services, Inc. (1986-Present); Chairman, American
                            Trust since 1987 and AMR    Airlines Federal Credit Union (1989-Present); Director, Crescent Real Estate
                                Trust since 1995        Equities, Inc. (1994-Present); Director, MW Pritchard, Hubble & Herr,
                                                        LLC (2001-Present); Director, Southern Methodist University Endowment Fund
                                                        Investment Committee (1996-Present); Member, Southern Methodist University
                                                        Cox School of Business Advisory Board (1999-Present); Member, New York
                                                        Stock Exchange Pension Manager Committee (1997-1998, 2000-Present);
                                                        Trustee, American AAdvantage Mileage Funds (1995-Present); Trustee,
                                                        American AAdvantage Select Funds (1999-Present).

Alan D. Feld** (66)            Trustee since 1996       Partner, Akin, Gump, Strauss, Hauer & Feld, LLP (law firm) (1960-Present);
                                                        Director, Clear Channel Communications (1984-Present); Trustee, CenterPoint
                                                        Properties (1994-Present); Trustee, American AAdvantage Mileage Funds
                                                        (1996-Present); Trustee, American AAdvantage Select Funds (1999-Present).

NON-INTERESTED TRUSTEES
                                      Term
                             Lifetime of Trust until
                             removal, resignation or
                                   retirement*

Stephen D. O'Sullivan (67)    Trustee of AAdvantage     Consultant (1994-Present); Trustee, American AAdvantage Mileage Funds
                            Trust since 1987 and AMR    (1995-Present); Trustee, American AAdvantage Select Funds (1999-Present).
                                Trust since 1995

R. Gerald Turner (57)          Trustee since 2001       President, Southern Methodist University (1995-Present); Director, ChemFirst
225 Perkins Admin. Bldg.                                (1986-Present); Director, J.C. Penney Company, Inc. (1996-Present);
Southern Methodist Univ.                                Director, California Federal Preferred Capital Corp. (2001-Present); Member,
Dallas, Texas 75275                                     United Way of Dallas Board of Directors; Member, Salvation Army of Dallas
                                                        Board of Directors;

                                                        Member, Methodist Hospital Advisory Board; Member, Knight Commission on
                                                        Intercollegiate Athletics; Member, National Association of Independent
                                                        Colleges and Universities Board of Directors; Trustee, American AAdvantage
                                                        Mileage Funds (2001-Present); Trustee, American AAdvantage Select Funds
                                                        (2001-Present).

Kneeland Youngblood (47)       Trustee since 1996       Managing Partner, Pharos Capital Group, LLC (a private equity firm)
100 Crescent Court                                      (1998-Present); Trustee, The Hockaday School (1997-Present); Director,
Suite 1740                                              Starwood Hotels and Resorts (2001-Present); Member, Council on Foreign
Dallas, Texas  75201                                    Relations (1995-Present); Director, Just For the Kids (1995-Present);
                                                        Director, L&B Realty Advisors (1998-2000); Trustee, Teachers Retirement
                                                        System of Texas (1993-1999); Director, United States Enrichment Corporation
                                                        (1993-1998); Director, Starwood Financial Trust (1998-2001); Trustee,
                                                        American AAdvantage Mileage Funds (1996-Present); Trustee, American
                                                        AAdvantage Select Funds (1999-Present).


OFFICERS
                                      Term
                                    One Year

Nancy A. Eckl (40)           VP of AAdvantage Trust     Vice President, Trust Investments, AMR Investment Services, Inc.
                            since 1990 and AMR Trust    (1990-Present).
                                   since 1995


                            POSITION, TERM OF OFFICE
                               AND LENGTH OF TIME
NAME, AGE AND ADDRESS       SERVED WITH EACH TRUST      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND CURRENT DIRECTORSHIPS
------------------------    ------------------------    ---------------------------------------------------------------------------
OFFICERS (CONTINUED)
                                      Term
                                    One Year

Michael W. Fields (49)       VP of AAdvantage Trust     Vice President, Fixed Income Investments, AMR Investment Services, Inc.
                            since 1989 and AMR Trust    (1988-Present).
                                   since 1995

Barry Y. Greenberg (39)    VP and Assistant Secretary   Vice President, Legal and Compliance, AMR Investment Services, Inc.
                                   since 1995           (1995-Present).

Rebecca L. Harris (36)        Treasurer since 1995      Vice President, Finance, AMR Investment Services, Inc. (1995-Present).

John B. Roberson (44)        VP of AAdvantage Trust     Vice President, Director of Sales, AMR Investment Services, Inc.
                            since 1989 and AMR Trust    (1991-Present).
                                   since 1995

Robert J. Zutz (50)           Secretary since 1998      Partner, Kirkpatrick & Lockhart LLP (law firm).
1800 Massachusetts Ave. NW
2nd Floor
Washington, D.C. 20036


* The Board has adopted a retirement plan that requires Trustees to retire no later than the last day of the calendar year in which they reach the age of 70, with the exception of Mr. Quinn.

** Messrs. Quinn and Feld are deemed to be "interested persons" of the Trust and AMR Trust, as defined by the 1940 Act. Mr. Quinn is President of the Manager. Mr. Feld's law firm of Akin, Gump, Strauss, Hauer & Feld LLP ("Akin, Gump") has provided legal services within the past two years to one or more of the Trust's and AMR Trust's investment advisers.

         The Trust and the AMR Trust have an Audit Committee, consisting of Messrs. Feld, O'Sullivan, Turner, and Youngblood. Except for Mr. Feld, the members of the committee are not "interested persons" of either Trust, as defined by the 1940 Act. As set forth in its charter, the primary duties of each Trust's Audit Committee are: 1) to recommend to the Board auditors to be retained for the next fiscal year, 2) to meet with the Trust's independent auditors as necessary, 3) to consider the effect upon each Fund of any changes in accounting principles or practices proposed by the Manager or the auditors,
4) to review the fees charged by the auditors for audit and non-audit services,
5) to investigate improprieties or suspected improprieties in Fund operations,
6) to review the findings of SEC examinations and consult with the Manager on appropriate responses, and 7) to report its activities to the full Board on a regular basis and to make such recommendations with respect to the above and other matters as the Audit Committee may deem necessary or appropriate. The Audit Committee met twice during the fiscal year ended October 31, 2002.

         The Trust also has a Nominating Committee that is comprised of the non-interested Trustees (and Mr. Feld). The Nominating Committee's primary responsibility is to nominate Trustee candidates when there is a vacancy on the Boards. The Nominating Committee did not meet during the fiscal years ended October 31, 2002.

         The Trustees who own shares of any Fund are listed in the following table with the dollar range of their ownership in such Fund(s) and the Trust as a whole as of the calendar year ended December 31, 2002.


                                            INTERESTED                                      NON-INTERESTED
                                     QUINN               FELD             O'SULLIVAN            TURNER            YOUNGBLOOD
                                ---------------     ---------------     ---------------     ---------------     ---------------
EMERGING MARKETS                     None                None                None                None                None
HIGH YIELD BOND                      None                None                None             $1-$10,000             None
INTERNATIONAL EQUITY             Over $100,000           None                None                None                None
SMALL CAP VALUE                  Over $100,000           None                None           $10,001-$50,000          None
TRUST ON AN AGGREGATE BASIS      Over $100,000       Over $100,000           None           $10,001-$50,000       $1-$10,000
                                ---------------     ---------------     ---------------     ---------------     ---------------


         During the two most recently completed calendar years, Akin, Gump provided legal services to American Airlines, Inc., an affiliate of the Manager. Mr. Feld has advised the Trust and the AMR Trust that, during this period, he had no material involvement in the services provided by Akin, Gump to American Airlines, Inc., that he received no material benefit in connection with these services, and that Akin, Gump did not provide legal services to the Manager or AMR Corporation during this period.

         R. Gerald Turner is the President of Southern Methodist University. Mr. Don Carty, the CEO and Chairman of the Board of Directors of AMR Corporation, the parent company of the Manager, has served on the Southern Methodist University Board of Trustees since July 2000.

         As compensation for their service to the Trust, the American AAdvantage Mileage Funds, the American AAdvantage Select Funds and the AMR Trust (collectively, the "Trusts"), the non-interested Trustees and their spouses receive free air travel from American Airlines, Inc., an affiliate of the Manager. The Trusts pay American Airlines the flight service charges incurred for these travel arrangements. The Trusts compensate each Trustee with payments in an amount equal to the Trustees' income tax on the value of this free airline travel. Mr. O'Sullivan, as a retiree of American Airlines, Inc., already receives flight benefits. From March 1, 2000 through February 28, 2002, Mr. O'Sullivan received an annual retainer of $20,000, plus $1,250 for each Board meeting attended. As of March 1, 2002, Mr. O'Sullivan receives an annual retainer of $40,000, plus $1,250 for each Board meeting attended. Trustees are also reimbursed for any expenses incurred in attending Board meetings. These amounts (excluding reimbursements) are reflected in the following table for the fiscal year ended October 31, 2002. The compensation amounts below include the flight service charges paid by the Trusts to American Airlines.

                                         Aggregate            Pension or Retirement        Total Compensation
                                    Compensation From        Benefits Accrued as Part       From the Trusts
Name of Trustee                          The Trust           of the Trust's Expenses           (24 Funds)
                                   ---------------------     ------------------------     ---------------------
                                               INTERESTED TRUSTEES
William F. Quinn                           $    0                       $0                       $     0
Alan D. Feld                               $6,537                       $0                       $45,969

                                             NON-INTERESTED TRUSTEES
Ben Fortson*                               $1,217                       $0                       $ 8,321
Dee J. Kelly, Jr.**                        $2,762                       $0                       $21,487
Stephen D. O'Sullivan                      $3,938                       $0                       $35,000
R. Gerald Turner                           $3,704                       $0                       $26,219
Kneeland Youngblood                        $3,780                       $0                       $26,792

* Mr. Fortson retired from the Trust effective February 28, 2002. He now serves as Trustee Emeritus.

**    Mr. Kelly resigned from the Trusts effective February 21, 2003.

         The Boards have adopted an Emeritus Trustee and Retirement Plan. The Plan provides that a Trustee who has reached the age of 70 is eligible to elect Trustee Emeritus status. Alternately, a Trustee who has served on the Board of one or more Trusts for at least 5 years may elect to retire from the Boards at an earlier age and immediately assume Trustee Emeritus status. A person may serve as a Trustee Emeritus and receive related retirement benefits for a period up to a maximum of 10 years. Only those Trustees who retire from the Boards and elect Trustee Emeritus status may receive retirement benefits under the Plan. A Trustee Emeritus must commit to provide certain ongoing services and advice to the Board members and the Trusts; however, a Trustee Emeritus does not have any voting rights at Board meetings and is not subject to election by shareholders of the Funds.

         During the term that the Trustee Emeritus serves, each Trustee Emeritus and his or her spouse will receive American Airlines annual flight benefits plus reimbursement to the Trustee Emeritus of any tax liability relating to such flights during the term that such person serves as a Trustee Emeritus. Such flight benefits, including the taxes that are payable with respect to such benefits, shall not exceed a maximum annual value to the Trustee Emeritus of $40,000.

         At their February 21, 2003 meeting, the Trustees considered the renewal of the existing Management Agreement between the Manager and the Funds and the Investment Advisory Agreements between the Funds and the subadvisers. As part of the renewal process, legal counsel to the Trusts and their independent Trustees sent a detailed request to the Manager and each subadviser for certain relevant information. These request letters included follow-up inquiries based upon previously identified conditions unique to the Manager or subadviser, as well as general questions intended to elicit any developments since the last contract renewal that might have an effect on the services provided to the Funds. The Manager's and subadvisers' responses to the request letters were provided to the Trustees for their review prior to their meeting, and the Trustees were provided the opportunity to request any additional materials they felt cogent to their analysis.

         The Manager and/or the subadvisers provided the following information, which the Trustees considered as part of the renewal process:

       o a description of any significant changes (actual or anticipated) to principal activities, personnel, services provided to the Funds, or any other area, including how these changes might affect the Funds;

       o a copy of most recent audited and unaudited financial statements as well as Part I and II of the firm's Form ADV;

       o a summary of any material past, pending or anticipated litigation or regulatory proceedings involving the firm or its personnel, including the results of any regulatory examination or independent audit;

       o a comparison of performance of portion of Fund assets managed by each firm with performance of other similar accounts managed by the firm, including discussion of relative performance versus a peer group average and any remedial measures if the firm's performance was below that of the peer group;

       o a cost/profitability analysis of the firm and any actual or anticipated economies of scale in relation to the services it provides to the Funds, if available;

       o an evaluation of benefits to the firm or Funds as a result of their relationship, if any;

       o an analysis of compensation, including fees paid for last five years, any proposed changes to the fee and the effect of any fee waivers;

       o a discussion regarding the firm's participation in "soft dollar" arrangements, if any, or other brokerage allocation policies with respect to Fund transactions, including the firm's methodology for obtaining the most favorable execution and the use of any affiliated broker-dealers;

       o a description of trade allocation procedures among accounts managed by the firm;

       o a discussion of the firm's compliance program with regard to federal, state, corporate and Fund requirements;

       o information regarding the firm's code of ethics, insider trading policy, proxy voting procedures, and disaster recovery plan, including a description of any material changes thereto;

       o a description of the firm's affiliation with a broker-dealer, if any;

       o a discussion of any anticipated change in the firm's controlling party; and

       o verification of the firm's insurance coverage with regards to the services provided to the Funds.

         In addition to the foregoing, the Manager provided the following information specific to the renewal of the Management Agreement:

       o a table comparing the performance of each Fund to comparable mutual funds and appropriate indices, including comments on the relative performance of 1) each subadviser and 2) each Fund versus the comparable mutual funds and indices;

       o a discussion of any underperformance by a subadviser relative to its peer group and whether (and if so, why) such subadviser should have its contract renewed;

       o a discussion of the Manager's standards for determining the allocation of the assets of each multi-manager Fund among its subadvisers;

       o a discussion regarding the impact, if any, of the elimination of the master-feeder structure for several Funds as of March 1, 2002 upon the firm's profits;

       o an analysis of total Fund fees versus comparable mutual funds;

       o a chart detailing asset levels by Fund for past five years and any future expectations;

       o an analysis of any material complaints received from Fund shareholders; and

       o any ideas for the future growth and efficient operation of the Funds.

         Legal counsel also provided the Trustees with a memorandum detailing their responsibilities and relevant litigation pertaining to the renewal of the Management and Investment Advisory Agreements. This memorandum explained the regulatory requirements surrounding the Trustees' process for evaluating investment advisers and the terms of the contracts.

         At the meeting, in determining whether to approve the continuance of the Management Agreement, the Trustees considered the best interests of each Fund and its shareholders separately. To facilitate the review, responses from the Manager and the subadvisers were separated by Fund. The Trustees queried various management personnel of the Manager regarding certain key aspects of the material submitted in support of the renewal. The Trustees and the Manager considered the foregoing information and discussed the responses, taking particular note of the following: the generally good recent and long-term performance delivered by the Manager for the Funds it manages directly; the low cost structure of the Funds in comparison to other similar mutual funds; the record of the Manager in building improved compliance, control and credit functions; the addition of new personnel to help promote the Funds; and the active role played by the Manager in monitoring and, as appropriate, recommending replacements for subadvisers. Based on the foregoing information, the Trustees unanimously approved the continuance of the Management Agreement.

         Following the decision to approve the continuance of the Management Agreement, the Trustees considered the renewal of the various subadviser agreements. The Manager initiated a discussion of certain key aspects of each subadviser's written response, taking particular note of the following: its relative recent and long-term performance; the level of compensation received from the Funds; and any significant changes in the portfolio management team or firm structure. It was noted that none of the subadvisers have soft dollar arrangements with the Funds whereby brokerage research is provided to the Fund or the Manager in return for allocating Fund brokerage. Based on the foregoing information, the Trustees unanimously approved the continuance of the Investment Advisory Agreement with each subadviser.

                                 CODE OF ETHICS

         The Manager, the Trust and the investment advisers have each adopted a Code of Ethics ("Code") under Rule 17j-1 of the 1940 Act. Each Code significantly restricts the personal trading of all employees. For example, each Code generally requires pre-clearance of all personal securities trades (with limited exceptions) and prohibits employees from purchasing or selling a security that is being purchased or sold or being considered for purchase or sale by any Fund. Each Code is on public file with, and may be obtained from, the SEC.

                       CONTROL PERSONS AND 5% SHAREHOLDERS

         The following persons may be deemed to control certain Funds by virtue of their ownership of more than 25% of the outstanding shares of a Fund as of March 31, 2003:


American AAdvantage Emerging Markets Fund
Employee Benefit Plans of AMR Corporation and its subsidiary companies................ %
4333 Amon Carter Boulevard
Fort Worth, TX  76155

American AAdvantage International Equity Fund
Employee Benefit Plans of AMR Corporation and its subsidiary companies................ %
4333 Amon Carter Boulevard
Fort Worth, TX  76155

American AAdvantage Small Cap Value Fund
Employee Benefit Plans of AMR Corporation and its subsidiary companies................ %
4333 Amon Carter Boulevard
Fort Worth, TX  76155

         All Trustees and officers as a group own less than 1% of the outstanding shares of any of the Funds. The Manager owned 100% of the shares of the Service Class of each Fund as of its inception on May 1, 2003. In addition, the following persons owned 5% or more of the outstanding shares of a Fund or Class as of March 31, 2003:

                                                                                    Institutional       PlanAhead
          High Yield Bond Fund                                       Total Fund         Class             Class
          ----------------------------------------                   ----------     -------------       ---------
          ISTCO for Pritchard, Hubble & Herr, LLC*                       %*
             P.O. Box 523
             Belleville, IL  62222-0523
          Charles Schwab & Co.*                                          %*
             101 Montgomery Street
             San Francisco, CA  94104

                     *Denotes record owner of Fund shares only

                                                                                         AMR         Institutional      PlanAhead
                         International Equity Fund                   Total Fund         Class            Class            Class
                         ----------------------------                ----------         -----        -------------      ---------
                         Charles Schwab & Co.*                           %*
                            101 Montgomery Street
                            San Francisco, CA  94104

                     *Denotes record owner of Fund shares only

                                                                                         AMR         Institutional     PlanAhead
              Small Cap Value Fund                                   Total Fund         Class            Class           Class
              ----------------------------------------               ----------         -----        -------------     ---------
              ISTCO for Pritchard, Hubble & Herr, LLC*                   %*
                 P.O. Box 523
                 Belleville, IL  62222-0523
              National Financial Services Corp.*                         %*
                 P.O. Box 3908
                 New York, NY  10163-3908

                     *Denotes record owner of Fund shares only

                         INVESTMENT ADVISORY AGREEMENTS

         The Funds' investment advisers are listed below with information regarding their controlling persons or entities. According to the 1940 Act, a person or entity with control with respect to an investment adviser has "the power to exercise a controlling influence over the management or policies of a company, unless such power is solely the result of an official position with such company." Persons and entities affiliated with each investment adviser are considered affiliates for the portion of Fund assets managed by that investment adviser.

                                                                                                           Nature of Controlling
Adviser                                             Controlling Person/Entity          Basis of Control   Person/Entity's Business
------------------------------------------   ---------------------------------------   ----------------   ------------------------
Brandywine Asset Management, LLC                        Legg Mason, Inc.                  Parent Co.         Financial Services
Causeway Capital Management LLC              Sarah H. Ketterer and Harry W. Hartford     Officers and        Financial Services
                                                                                            Owners           Financial Services
Hotchkis and Wiley Capital Management, LLC             HWCap Holdings, LLC              Majority Owner       Financial Services
                                               Stephens Group Inc. and affiliates       Minority Owner       Financial Services
Independence Investment LLC                      John Hancock Financial Services          Parent Co.         Financial Services
Lazard Asset Management LLC                          Lazard Freres & Co. LLC              Parent Co.         Financial Services
Metropolitan West Securities, LLC               Metropolitan West Financial, LLC          Parent Co.         Financial Services
Morgan Stanley Investment Management Inc.                Morgan Stanley                   Parent Co.         Financial Services
MW Post Advisory Group, LLC                     Metropolitan West Financial, LLC        Minority Owner       Financial Services
                                              Principals of MW Post Advisory Group      Minority Owner       Financial Services
                                                    Post Advisory Group, Inc.           Minority Owner       Financial Services
Templeton Investment Counsel, LLC                   Franklin Resources, Inc.              Parent Co.         Financial Services
The Boston Company Asset Management, LLC          Mellon Financial Corporation            Parent Co.         Financial Services

         Prior to March 1, 2002, the Emerging Markets and Small Cap Value Funds invested all of their investable assets in a corresponding portfolio of the AMR Trust. Accordingly, the investment advisers to these Funds received a fee on behalf of the portfolio, and not the corresponding Fund, prior to these dates. The investment advisers to the International Equity Fund receive a fee on behalf of the Portfolio, and not the corresponding Fund. The following table reflects the fees paid to the Funds' investment advisers for the fiscal years ending October 31, 2000, 2001 and 2002, including fees paid by funds and classes of shares not included in this SAI:

                                                          Investment Advisory     Investment Advisory     Investment Advisory
Adviser                                                      Fees for 2000           Fees for 2001           Fees for 2002
----------------------------------------------            -------------------     -------------------     -------------------
Brandywine Asset Management, LLC                             $   1,253,361            $  1,251,782            $  1,491,479
Causeway Capital Management LLC(4)                                  N/A               $    105,903            $    709,845
GSB Investment Management, Inc.(2)                           $     204,049                  N/A                     N/A
Hotchkis and Wiley Capital Management, LLC(6)                       N/A               $     85,938            $  1,227,280
Independence Investment LLC(3)                               $     938,011            $    287,790            $    265,450
Lazard Asset Management LLC(4)                               $   1,197,406            $    938,814            $    903,224
Merrill Lynch Investment Managers, L.P.(4)(6)                $   2,083,479            $  1,080,588                  N/A
Morgan Stanley Investment Management Inc.(1)                 $      24,925            $    114,943            $    186,787
MW Post Advisory Group, LLC(5)                                      N/A               $    229,090            $    458,642
Templeton Investment Counsel, LLC                            $   1,298,378            $  1,099,693            $  1,029,852
The Boston Company Asset Management(1)                       $      19,356            $     87,417            $    127,034

   (1) This firm became an investment adviser to the Funds on July 31, 2000.

   (2) As of March 1, 2000, GSB Investment Management, Inc. ceased to serve as an investment adviser to the Funds.

   (3) As of December 1, 2000, Independence Investment LLC ceased to serve as an investment adviser to certain other funds not included in this SAI but still serves as an investment adviser to the International Equity Fund.

   (4) As of September 1, 2001, Causeway Capital Management LLC replaced Merrill Lynch Investment Managers, L.P. as an investment adviser to the International Equity Fund.

   (5) As of December 29, 2000, this firm became an investment adviser to the High Yield Bond Fund.

   (6) On October 9, 2001, Merrill Lynch Investment Managers, L.P. was replaced by Hotchkis and Wiley Capital Management, LLC as an investment adviser to the Small Cap Value Fund and certain other funds not included in this SAI.

         The Manager, with the approval of the Board, appointed Metropolitan West Securities, Inc. ("MetWest") as an investment adviser to the High Yield Bond Fund for the sole purpose of implementing the Fund's securities lending program. In this regard, MetWest also has responsibility for investing the cash collateral received in connection with securities loans, in accordance with guidelines approved by the Board. MetWest receives a monthly fee equal to 25% of
1) net income from investments purchased with cash collateral and 2) loan fees. For lending the High Yield Bond Fund's securities, MetWest earned approximately $5,169 in investment income and loan fees for the fiscal year ended October 31, 2002.

         Each Investment Advisory Agreement will automatically terminate if assigned, and may be terminated without penalty at any time by the Manager, by a vote of a majority of the Trustees or by a vote of a majority of the outstanding voting securities of the applicable Fund on no less than thirty (30) days' nor more than sixty (60) days' written notice to the investment adviser, or by the investment adviser upon sixty (60) days' written notice to the Trust. The Investment Advisory Agreements will continue in effect provided that annually such continuance is specifically approved by a vote of the Trustees, including the affirmative votes of a majority of the Trustees who are not parties to the Agreement or "interested persons" (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of considering such approval, or by the vote of shareholders.

         SWS Financial Services, Inc. ("SWS"), located at 1201 Elm Street, Dallas, Texas 75270, is the distributor and principal underwriter of the Funds' shares, and, as such, receives an annualized fee of $50,000 from the Manager for distributing the shares of the Trust, the American AAdvantage Mileage Funds and the American AAdvantage Select Funds.

              MANAGEMENT, ADMINISTRATIVE AND DISTRIBUTION SERVICES

         The Manager is a wholly owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc., and is paid a management fee as compensation for paying investment advisory fees and for providing the Trust and the AMR Trust with advisory and asset allocation services. Pursuant to management and administrative services agreements, the Manager provides the Trust and the AMR Trust with office space, office equipment and personnel necessary to manage and administer the Trusts' operations. This includes:

       o complying with reporting requirements;

       o corresponding with shareholders;

       o maintaining internal bookkeeping, accounting and auditing services and records; and

       o supervising the provision of services to the Trusts by third parties.

         In addition to its oversight of the investment advisers, the Manager invests the portion of Small Cap Value Fund assets that the investment advisers determine to be allocated to high quality short-term debt obligations.

         The Funds are responsible for expenses not otherwise assumed by the Manager, including the following: audits by independent auditors; transfer agency, custodian, dividend disbursing agent and shareholder recordkeeping services; taxes, if any, and the preparation of each Fund's tax returns; interest; costs of Trustee and shareholder meetings; printing and mailing prospectuses and reports to existing shareholders; fees for filing reports with regulatory bodies and the maintenance of the Funds' existence; legal fees; fees to federal and state authorities for the registration of shares; fees and expenses of non-interested Trustees; insurance and fidelity bond premiums; fees paid to consultants providing reports regarding adherence by investment advisers to the investment style of a Fund; fees paid for brokerage commission analysis for the purpose of monitoring best execution practices of the investment advisers; and any extraordinary expenses of a nonrecurring nature.

         The following amounts represent management fees paid to the Manager based on total Fund or Portfolio assets, including funds and classes of shares not included in this SAI, some of which are no longer operational. Management fees for the Funds for the fiscal years ended October 31 were approximately as follows: 2000, $5,480,000, of which approximately $3,960,000 was paid by the Manager to the other investment advisers; 2001, $5,345,000, of which approximately $4,046,000 was paid by the Manager to the other investment advisers; and 2002, $6,000,000, of which approximately $4,559,000 was paid by the Manager to the other investment advisers. Management fees in the amount of approximately $7,000, $39,500 and $32,000 were waived by the Manager during the fiscal years ended October 31, 2000, 2001 and 2002.

         In addition to the management fee, the Manager is paid an administrative services fee of 0.25% per annum of the average daily net assets of the Service Class of each Fund for providing administrative and management services (other than investment advisory services).

         The Manager (or another entity approved by the Board) under a distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, is paid up to 0.25% per annum of the average daily net assets of the Service Class of each Fund for distribution-related services, including payments to third party intermediaries to compensate them for the recordkeeping and sub-transfer agency services they provide to shareholders.

         The Manager receives compensation for administrative and oversight functions with respect to securities lending of the Funds. Fees received by the Manager from securities lending for the Funds for the fiscal years ended October 31 were approximately as follows: 2000, $152,695; 2001, $251,304; and 2002,
$208,322.

         The Service Class has adopted a Service Plan (the "Plan"). The Plan provides that each Fund's Service Class will pay 0.25% per annum of its average daily net assets to the Manager (or another entity approved by the Board). The Manager or these approved entities may spend such amounts on any activities or expenses primarily intended to result in or relate to the servicing of Service Class shares including, but not limited to, payment of shareholder service fees and transfer agency or sub-transfer agency expenses. The fees, which are included as part of a Fund's "Other Expenses" in the Table of Fees and Expenses in the Service Class Prospectus, will be payable monthly in arrears without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the entity for the services provided pursuant to the Plan. The primary expenses expected to be incurred under the Plan are transfer agency fees and servicing fees paid to financial intermediaries such as plan sponsors and broker-dealers.

                             OTHER SERVICE PROVIDERS

         State Street, located in Boston, Massachusetts, is the transfer agent for the Trust and provides transfer agency services to Fund shareholders through its affiliate National Financial Data Services, located in Kansas City, Missouri. State Street also serves as custodian for the Portfolio and the Funds. In addition to its other duties as custodian, pursuant to instructions given by the Manager, State Street invests certain excess cash balances of certain funds in various futures contracts. The independent auditor for the Funds and the AMR Trust is Ernst & Young LLP, Dallas, Texas.

                        PORTFOLIO SECURITIES TRANSACTIONS

         In selecting brokers or dealers to execute particular transactions, the Manager and the investment advisers are authorized to consider "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), provision of statistical quotations (including the quotations necessary to determine the net asset value of the Funds and Portfolio), the sale of Trust shares by such broker-dealer or the servicing of Trust shareholders by such broker-dealer, and other information provided to the applicable Fund or the Portfolio, to the Manager and/or to the investment advisers (or their affiliates), provided, however, that the Manager or the investment adviser determines that it has received the best net price and execution available. The Manager and the investment advisers are also authorized to cause a Fund or the Portfolio to pay a commission (as defined in SEC interpretations) to a broker or dealer who provides such brokerage and research services for executing a portfolio transaction which is in excess of the amount of the commission another broker or dealer would have charged for effecting that transaction. The Trustees, the Manager, or the investment advisers, as appropriate, must determine in good faith, however, that such commission was reasonable in relation to the value of the brokerage and research services provided, viewed in terms of that particular transaction or in terms of all the accounts over which the Manager or the investment adviser exercises investment discretion. The fees of the investment advisers are not reduced by reason of receipt of such brokerage and research services. However, with disclosure to and pursuant to written guidelines approved by the Board or AMR Trust Board, as applicable, the Manager or the investment advisers (or a broker-dealer affiliated with them) may execute portfolio transactions and receive usual and customary brokerage commissions (within the meaning of Rule 17e-1 under the 1940
Act) for doing so.

         Although the following discusses transactions in each Fund and the Board, it applies equally to the Portfolio and the AMR Trust Board. Future references in this section to "Fund" shall include the Portfolio.

         The Manager and each investment adviser will place its own orders to execute securities transactions that are designed to implement the applicable Fund's investment objective and policies. In placing such orders, each investment adviser will seek the best available price and most favorable execution. The full range and quality of services offered by the executing broker or dealer will be considered when making these determinations. Pursuant to written guidelines approved by the Board and the AMR Trust Board, as appropriate, an investment adviser of a Fund, or its affiliated broker-dealer, may execute portfolio transactions and receive usual and customary brokerage commissions (within the meaning of Rule 17e-1 of the 1940 Act) for doing so. A Fund's turnover rate, or the frequency of portfolio transactions, will vary from year to year depending on market conditions and the Fund's cash flows. High portfolio activity increases a Fund's transaction costs, including brokerage commissions, and may result in a greater number of taxable transactions.

         The Investment Advisory Agreements provide, in substance, that in executing portfolio transactions and selecting brokers or dealers, the principal objective of each investment adviser is to seek the best net price and execution available. It is expected that securities ordinarily will be purchased in the primary markets, and that in assessing the best net price and execution available, each investment adviser shall consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. Transactions with respect to the securities of small and emerging growth companies in which the Funds may invest may involve specialized services on the part of the broker or dealer and thereby may entail higher commissions or spreads than would be the case with transactions involving more widely traded securities.

         The Funds and the Portfolio have established brokerage commission recapture arrangements with certain brokers or dealers. If an investment adviser chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Fund or the Portfolio. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Funds and the Portfolio. Neither the Manager nor any of the investment advisers receive any benefits from the commission recapture program. An investment adviser's participation in the brokerage commission recapture program is optional. Each investment adviser retains full discretion in selecting brokerage firms for securities transactions and is instructed to use the commission recapture program for a transaction only if it is consistent with the investment adviser's obligation to seek the best execution available.

         For the fiscal years ended October 31, 2000, 2001 and 2002, the following brokerage commissions were paid by the Funds and the Portfolio, as applicable, including funds and classes of shares not included in this SAI:

Portfolio (or Fund)          2000               2001              2002
-------------------      -------------     -------------     -------------
Small Cap Value          $     172,193     $     352,267     $     755,439
International Equity     $   1,645,190     $   1,253,698     $   1,596,724
Emerging Markets*        $      58,496     $     108,814     $     201,636

                    * Commenced operations on July 31, 2000.

         Prior to March 1, 2002, the Small Cap Value and Emerging Markets Funds invested in a corresponding portfolio of the AMR Trust. Accordingly, the commissions listed above were paid by the respective corresponding portfolio of the AMR Trust prior to such date. Shareholders of these Funds bear only their pro-rata portion of such expenses.

         During the fiscal year ended October 31, 2000, the following commissions were paid to affiliated brokers:

PORTFOLIO                      BROKER                                 AFFILIATED WITH                              COMMISSION
--------------------           --------------------------             ---------------------------------------      -------------
International Equity           Merrill Lynch & Co.                    Merrill Lynch Investment Managers, L.P.      $      74,212
Emerging Markets               Morgan Stanley Dean Witter             Morgan Stanley Investment Management         $      17.628

         The percentages of total commissions of the International Equity Portfolio and the Emerging Markets Portfolio paid to affiliated brokers in 2000 were 4.51% and 30.14%, respectively. The transactions represented 3.61% of the International Equity Portfolio and 33.96% of the Emerging Markets Portfolio's total dollar value of portfolio transactions for the fiscal year ended October 31, 2000.

         During the fiscal year ended October 31, 2001, the following commissions were paid to affiliated brokers:

PORTFOLIO                      BROKER                                 AFFILIATED WITH                              COMMISSION
--------------------           --------------------------             ---------------------------------------      -------------
Small Cap Value                Legg Mason Wood Walker                 Brandywine Asset Management LLC              $       7,468
International Equity           Merrill Lynch & Co.                    Merrill Lynch Investment Managers, L.P.      $       6,105
Emerging Markets               Morgan Stanley Dean Witter             Morgan Stanley Investment Management         $       7,072

         The percentages of total commissions of the Small Cap Value Portfolio, the International Equity Portfolio, and the Emerging Markets Portfolio paid to affiliated brokers in 2001 were 2.12%, 0.49%, and 6.50%, respectively. The transactions represented 1.22% of the Small Cap Value Portfolio, 0.44% of the International Equity Portfolio, and 6.08% of the Emerging Markets Portfolio's total dollar value of portfolio transactions for the fiscal year ended October 31, 2001.

         During the fiscal year ended October 31, 2002, the following commissions were paid to affiliated brokers:

PORTFOLIO                      BROKER                                 AFFILIATED WITH                              COMMISSION
--------------------           --------------------------             ---------------------------------------      -------------
Small Cap Value                Legg Mason Wood Walker                 Brandywine Asset Management LLC              $      15,264
Emerging Markets               Morgan Stanley                         Morgan Stanley Investment Management         $       7,388

         The percentages of total commissions of the Small Cap Value Fund and the Emerging Markets Fund paid to affiliated brokers in 2002 were 2.02% and 5.94%, respectively. The transactions represented 0.92% of the Small Cap Value Fund and 4.88% of the Emerging Markets Fund's total dollar value of portfolio transactions for the fiscal year ended October 31, 2002.

                               REDEMPTIONS IN KIND

         Although each Fund intends to redeem shares in cash, each reserves the right to pay the redemption price in whole or in part by a distribution of readily marketable securities. For the International Equity Fund, redemptions in kind would be paid through distributions of securities held by the Portfolio. However, shareholders always will be entitled to redeem shares for cash up to the lesser of $250,000 or 1% of the applicable Fund's net asset value during any 90-day period. Redemption in kind is not as liquid as a cash redemption. In addition, if redemption is made in kind, shareholders who receive securities and sell them could receive less than the redemption value of their securities and could incur certain transaction costs.

                                 TAX INFORMATION

TAXATION OF THE FUNDS

         To continue to qualify for treatment as a regulated investment company under the Tax Code ("RIC"), each Fund (each of which is treated as a separate corporation for these purposes) must, among other requirements:

       o Derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or (in the case of the International Equity and Emerging Markets Funds) foreign currencies, or certain other income, including gains from options, futures or forward contracts ("Income Requirement");

       o Diversify its investments so that, at the close of each quarter of its taxable year, (1) at least 50% of the value of its total assets is represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the Fund's total asset value and that does not represent more than 10% of the issuer's outstanding voting securities and (2) not more than 25% of the value of its total assets is invested in securities (other than U.S. Government securities or securities of other RICs) of any one issuer or any two or more issuers that are controlled by the Fund and engaged in the same, similar or related businesses ("Diversification Requirement"); and

       o Distribute annually to its shareholders at least 90% of its investment company taxable income (generally, taxable net investment income plus net short-term capital gain and, in the case of the International Equity and Emerging Markets Funds, net gains from certain foreign currency transactions, all determined without regard to any deduction for dividends paid) ("Distribution Requirement").

         The International Equity Fund, as an investor in the Portfolio, is or should be deemed to own a proportionate share of the Portfolio's assets and to earn the income on that share for purposes of determining whether the Fund satisfies the Income and Diversification Requirements. If a Fund failed to qualify for treatment as a RIC for any taxable year, it would be taxed on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and the shareholders would treat all those distributions -- including distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) -- as taxable dividends (that is, ordinary income) to the extent of the Fund's earnings and profits.

         Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary (taxable) income for that year and capital gain net income by the end of its fiscal year, plus certain other amounts.

         See the section entitled "Taxation of Certain Investments" for a discussion of the tax consequences to each Fund of certain investments and strategies it or, in the case of the International Equity Fund, the Portfolio may employ. For easier reading, the term "Portfolio" is used throughout that section to refer to both the Portfolio (the tax consequences to which generally would "flow-through" to its corresponding Fund) and the Small Cap Value, Emerging Markets and High Yield Bond Funds.

TAXATION OF THE PORTFOLIO

         The Portfolio and its Relationship to the International Equity Fund. The Portfolio is classified as a separate partnership for federal income tax purposes and is not a "publicly traded partnership" treated as a corporation. As a result, the Portfolio is not subject to federal income tax; instead, each investor in the Portfolio, such as the International Equity Fund, is required to take into account in determining its federal income tax liability its share of the Portfolio's income, gains, losses, deductions, and tax preference items, without regard to whether it has received any cash distributions from the Portfolio.

         Because, as noted above, the International Equity Fund is deemed to own a proportionate share of the Portfolio's assets and to earn a proportionate share of the Portfolio's income for purposes of determining whether the Fund satisfies the requirements to qualify as a RIC, the Portfolio intends to conduct its operations so that the International Equity Fund will be able to satisfy all those requirements.

         Distributions to the International Equity Fund from the Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Fund's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds the Fund's basis for its interest in the Portfolio before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio and
(3) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables. The International Equity Fund's basis for its interest in the Portfolio generally will equal the amount of cash and the basis of any property the Fund invests in the Portfolio, increased by the Fund's share of the Portfolio's net income and gains and decreased by (a) the amount of cash and the basis of any property the Portfolio distributes to the Fund and (b) the Fund's share of the Portfolio's losses.

TAXATION OF CERTAIN INVESTMENTS

         The Portfolio may acquire zero coupon or other securities issued with original issue discount. As an investor in the Portfolio, the International Equity Fund would have to take into account its share of the original issue discount that accrues on the securities during the taxable year, even if the Portfolio (and, hence, the Fund) receives no corresponding payment on the securities during the year. Because each Fund annually must distribute substantially all of its investment company taxable income, including any original issue discount, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, a Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions would be made from the Fund's cash assets, if any, or the proceeds of redemption of a portion of the International Equity Fund's interest in the Portfolio (which redemption proceeds would be paid from the Portfolio's cash assets or the proceeds of sales of portfolio securities, if necessary). The Portfolio might realize capital gains or losses from any such sales, which would increase or decrease the International Equity Fund's investment company taxable income and/or net capital gain.

         If the Portfolio acquires stock in a foreign corporation that is a "passive foreign investment company" ("PFIC") and holds the stock beyond the end of the year of acquisition, the International Equity Fund will be subject to federal income tax on the Fund's share of a portion of any "excess distribution" received by the Portfolio on the stock or of any gain realized by the Portfolio from disposition of the stock (collectively "PFIC income"), plus interest thereon, even if the Fund distributes that share of the PFIC income as a taxable dividend to its shareholders. The International Equity Fund may avoid this tax and interest if the Portfolio elects to treat the PFIC as a "qualified electing fund;" however, the requirements for that election are difficult to satisfy. The Portfolio currently does not intend to acquire securities in issuers that are considered PFICs.

         Hedging strategies, such as entering into forward contracts and selling (writing) and purchasing options and futures contracts, involve complex rules that will determine for federal income tax purposes the amount, character and timing of recognition of gains and losses the Funds realize in connection therewith. The International Equity Fund's share of the Portfolio's (1) gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations) and (2) gains from options, futures and forward contracts derived with respect to its business of investing in securities or foreign currencies will be treated as qualifying income for each Fund under the Income Requirement.

         Dividends and interest received by the International Equity Portfolio and the Emerging Markets Fund, and gains realized thereby, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield and/or total return on its securities. Tax treaties between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains on investments by foreign investors. There is uncertainty regarding the collectibility of tax reclaims by these Funds due to their partnership status for federal income tax purposes. Upon determination of these Funds' entitlement to benefits under foreign tax treaties, if any, tax reclaim income will be accrued.

         The Portfolio may invest in certain futures and "nonequity" options (i.e., certain listed options, such as those on a "broad-based" securities index) - and certain foreign currency options and forward contracts with respect to which it makes a particular election - that will be "section 1256 contracts." Any section 1256 contracts the Portfolio holds at the end of its taxable year generally must be "marked-to-market" (that is, treated as having been sold at that time for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax. These rules may operate to increase the amount that a Fund must distribute to satisfy the Distribution Requirement (i.e., with respect to the portion treated as short-term capital gain), which will be taxable to its shareholders as ordinary income, and to increase the net capital gain such a Fund recognizes, without in either case increasing the cash available to it.

         Section 988 of the Tax Code also may apply to the Portfolio's and Emerging Markets Fund's forward currency contracts and options on foreign currencies. Under that section, each foreign currency gain or loss generally is computed separately and treated as ordinary income or loss. These gains or losses will increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income, rather than affecting the amount of its net capital gain. If section 988 losses exceed other investment company taxable income during a taxable year, a Fund would not be able to distribute any dividends, and any distributions made during that year before the losses were realized would be recharacterized as a return of capital to shareholders, rather than as a dividend, thereby reducing each shareholder's basis in his or her Fund shares.

         Offsetting positions the Portfolio enters into or holds in any actively traded option, futures or forward contract may constitute a "straddle" for federal income tax purposes. Straddles are subject to certain rules that may affect the amount, character and timing of the Portfolio's gains and losses with respect to positions of the straddle by requiring, among other things, that (1) loss realized on disposition of one position of a straddle be deferred to the extent of any unrealized gain in an offsetting position until the latter position is disposed of, (2) the Portfolio's holding period in certain straddle positions not begin until the straddle is terminated (possibly resulting in gain being treated as short-term rather than long-term capital gain) and (3) losses recognized with respect to certain straddle positions, that otherwise would constitute short-term capital losses, be treated as long-term capital losses. Applicable regulations also provide certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. Different elections are available, which may mitigate the effects of the straddle rules, particularly with respect to "mixed straddles" (i.e., a straddle of which at least one, but not all, positions are section 1256 contracts).

         When a covered call option written (sold) by the Portfolio expires, it will realize a short-term capital gain equal to the amount of the premium it received for writing the option. When the Portfolio terminates its obligations under such an option by entering into a closing transaction, it will realize a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less (or more) than the premium it received when it wrote the option. When a covered call option written by the Portfolio is exercised, it will be treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending on the holding period of the underlying security and whether the sum of the option price received on the exercise plus the premium received when it wrote the option is more or less than the underlying security's basis.

         If the Portfolio has an "appreciated financial position" - generally, an interest (including an interest through an option, futures or forward contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis - and enters into a "constructive sale" of the position, the Portfolio will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or a futures or forward contract the Portfolio or a related person enters into with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any Portfolio transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Portfolio holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Portfolio's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).

TAXATION OF THE FUNDS' SHAREHOLDERS

         A dividend or other distribution a Fund declared in the last quarter of any calendar year that is payable to shareholders of record on a date in that quarter will be deemed to have been paid by the Fund and received by those shareholders on December 31 of that year if the Fund pays the distribution during the following January. Accordingly, that distribution will be reported by, and (except for "exempt-interest dividends," as defined below) taxed to, those shareholders for the taxable year in which that December 31 falls.

         If Fund shares are sold at a loss after being held for six months or less, the loss will be disallowed to the extent of any exempt-interest dividends received on those shares, and any loss not disallowed will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received thereon. Investors also should be aware that if they purchase Fund shares shortly before the record date for a distribution (other than an exempt-interest dividend), they will pay full price for the shares and receive some portion of the price back as a taxable distribution.

         If more than 50% of the value of the total assets of the International Equity Fund (including, as applicable, the share of the Portfolio's total assets) or Emerging Markets Fund at the close of its taxable year consists of securities of foreign corporations, that Fund will be eligible to, and may, file an election with the IRS that will enable that Fund's shareholders, in effect, to receive the benefit of the foreign tax credit with respect to that Fund's share of any foreign and U.S. possessions income taxes paid by it or the Portfolio. If the Fund makes this election, the Fund will treat those taxes as dividends paid to its shareholders and each shareholder will be required to (1) include in gross income, and treat as paid by him, his proportionate share of those taxes, (2) treat his share of those taxes and of any dividend paid by the Fund that represents income from foreign or U.S. possessions sources as his own income from those sources and (3) either deduct the taxes deemed paid by him in computing his taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his federal income tax. If the election is made, the Fund will report to its shareholders shortly after each taxable year their respective share of the Fund's or Portfolio's income from foreign and U.S. possessions sources and the taxes paid by the Fund or Portfolio to foreign countries and U.S. possessions. Pursuant to that election, individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on Forms 1099 and all of whose foreign source income is "qualified passive income" may elect each year to be exempt from the extremely complicated foreign tax credit limitation and will be able to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required.

         The foregoing is only a summary of some of the important federal tax considerations affecting the Funds and their shareholders and is not intended as a substitute for careful tax planning. Accordingly, prospective investors are advised to consult their own tax advisers for more detailed information regarding the above and for information regarding federal, state, local and foreign taxes.

                        YIELD AND TOTAL RETURN QUOTATIONS

         The advertised yields for each class of the High Yield Bond Fund are computed by dividing the net investment income per share earned during a 30-day (or one month) period less the aggregate fees that are charged to all shareholder accounts of the class in proportion to the 30-day (or one month) period and the weighted average size of an account in that class of a Fund by the maximum offering price per share of the class on the last day of the period, according to the following formula:

                       YIELD = 2{(A-B +1)6- 1}
                                  ---
                                   CD

where, with respect to a particular class of a Fund, "a" is the dividends and interest earned during the period; "b" is the sum of the expenses accrued for the period (net of reimbursement, if any) and the aggregate fees that are charged to all shareholder accounts in proportion to the 30-day (or one month) period and the weighted average size of an account in the class; "c" is the average daily number of class shares outstanding during the period that were entitled to receive dividends; and "d" is the maximum offering price per class share on the last day of the period.

         Each class of the High Yield Bond Fund also may advertise a monthly distribution rate. The distribution rate gives the return of the class based solely on the dividend payout to that class if someone was entitled to the dividends for an entire month. A monthly distribution rate is calculated according to the following formula:

                     MONTHLY DISTRIBUTION RATE = A/P*(365/N)
where, with respect to a particular class of shares, "A" is the dividend accrual per share during the month, "P" is the share price at the end of the month and "N" is the number of days in the month. The "monthly distribution rate" is a non-standardized performance calculation and, when used in an advertisement, will be accompanied by the appropriate standardized SEC calculations.

         The advertised total return for a class of a Fund is calculated by equating an initial amount invested in a class of a Fund to the ending redeemable value, according to the following formula:

                                 P(1 + T)N= ERV

where "P" is a hypothetical initial payment of $1,000; "T" is the average annual total return for the class; "n" is the number of years involved; and "ERV" is the ending redeemable value of a hypothetical $1,000 payment made in the class at the beginning of the investment period covered.

         The advertised after-tax returns for a class of a Fund are calculated by equating an initial amount invested in a class of a Fund to the ending value, according to the following formulas:

                  AFTER TAXES ON DISTRIBUTIONS: P(1 + T)N= ATVD
          AFTER TAXES ON DISTRIBUTIONS AND REDEMPTION: P(1 + T)N= ATVDR

where "P" is a hypothetical initial payment of $1,000; "T" is the average annual total return for the class (after taxes on distributions or after taxes on distributions and redemption, as applicable); "n" is the number of years involved; "ATVD" is the ending value of a hypothetical $1,000 payment made in the class at the beginning of the investment period covered after taxes on fund distributions but not after taxes on redemption; and "ATVDR" is the ending value of a hypothetical $1,000 payment made in the class at the beginning of the investment period covered after taxes on fund distributions and redemption.

         Each class of a Fund also may use "aggregate" total return figures for various periods that represent the cumulative change in value of an investment in a class of a Fund for the specific period. Such total returns reflect changes in share prices of a class of a Fund and assume reinvestment of dividends and distributions.

         Each Fund may give total returns from inception using the date when the current investment advisers began active management as the inception date. However, returns using the actual inception date of the Fund also will be provided.

         In reports or other communications to shareholders or in advertising material, each class of a Fund may from time to time compare its performance or annual operating expense ratio with those of other mutual funds in rankings prepared by Lipper Analytical Services, Inc., Morningstar, Inc., iMoneyNet, Inc. and other similar independent services which monitor the performance of mutual funds or publications such as the "New York Times," "Barrons" or the "Wall Street Journal." Each class of a Fund may also compare its performance with various indices prepared by BARRA, Frank Russell, Standard & Poor's, Merrill Lynch, Morgan Stanley or Lehman Brothers or to unmanaged indices that may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs. The comparison may be accompanied by a discussion of the tenets of value investing versus growth investing.

         Each Fund may advertise the standard deviation of its returns for various time periods and compare its standard deviation to that of various indices. Standard deviation of returns over time is a measure of volatility. It indicates the spread of a Fund's returns about their central tendency or mean. In theory, a Fund that is more volatile should receive a higher return in exchange for taking extra risk. Standard deviation is a well-accepted statistic to gauge the riskiness of an investment strategy and measure its historical volatility as a predictor of risk, although the measure is subject to time selection bias.

         Advertisements for the Funds may mention that the Funds offer a variety of investment options. They may also compare the Funds to federally insured investments such as bank certificates of deposit and credit union deposits, including the long-term effects of inflation on these types of investments. Advertisements may also compare the historical rate of return of different types of investments. Advertisements for the International Equity and Emerging Markets Funds may compare the differences between domestic and foreign investments. Information concerning broker-dealers who sell the Funds may also appear in advertisements for the Funds, including their ranking as established by various publications compared to other broker-dealers. The Funds may also publish advertisements or shareholder communications that discuss the principles of diversification and asset allocation. The Funds may also discuss the benefits of diversification across investment managers, which include reduced portfolio volatility, lower overall risk, and access to multiple leading managers within one Fund. The Funds may suggest specific asset allocation models based on an investor's risk tolerance and time horizon.

         From time to time, the Manager may use contests as a means of promoting the American AAdvantage Funds. Prizes may include free air travel and/or hotel accommodations. Listings for certain of the Funds may be found in newspapers under the heading "Amer AAdvant."

                            DESCRIPTION OF THE TRUST

         The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for its obligations. However, the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of Trust property for any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust also provides that the Trust may maintain appropriate insurance (for example, fidelity bonding) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents to cover possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations. The Trust has not engaged in any other business.

         The Trust was originally created to manage money for large institutional investors, including pension and 401(k) plans for American Airlines, Inc. The Service Class was created for individuals and other smaller investors investing in the Funds through third party intermediaries. The expense structure of the Service Class allows for payments for shareholder services provided by these intermediaries.

         The Funds utilize a multi-manager approach designed to reduce volatility by diversifying assets over multiple investment management firms. In addition, the Portfolio utilizes a multi-manager approach. Each investment adviser is carefully chosen by the Manager through a rigorous screening process.

                                OTHER INFORMATION

         For easier reading, the term "Fund" is used throughout this section to refer to either a Fund or the Portfolio, unless stated otherwise.

         American Depositary Receipts (ADRs), European Depositary Receipts
(EDRs)-ADRs are depositary receipts for foreign issuers in registered form traded in U.S. securities markets, whereas, EDRs are in bearer form and traded in European securities markets. These securities are not denominated in the same currency as the securities into which they may be converted. Investing in ADRs and EDRs involves greater risks than are normally present in domestic investments. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in a Fund's possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies.

         Asset-Backed Securities-Through the use of trusts and special purpose subsidiaries, various types of assets (primarily home equity loans, automobile and credit card receivables, other types of receivables/assets as well as purchase contracts, financing leases and sales agreements entered into by municipalities) are securitized in pass-through structures similar to Mortgage-Backed Securities, as described below. The Funds are permitted to invest in asset-backed securities, subject to the Funds' rating and quality requirements.

         Bank Deposit Notes-Bank deposit notes are obligations of a bank, rather than bank holding company corporate debt. The only structural difference between bank deposit notes and certificates of deposit is that interest on bank deposit notes is calculated on a 30/360 basis, as are corporate notes/bonds. Similar to certificates of deposit, deposit notes represent bank level investments and, therefore, are senior to all holding company corporate debt.

         Bankers' Acceptances-Bankers' acceptances are short-term credit instruments designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

         Borrowing Risks-The Funds may borrow for temporary purposes. Borrowing may exaggerate changes in a Fund's NAV and in its total return. Interest expense and other fees associated with borrowing may reduce a Fund's return.

         Cash Equivalents-Cash equivalents include certificates of deposit, bearer deposit notes, bankers' acceptances, government obligations, commercial paper, short-term corporate debt securities and repurchase agreements.

         Certificates of Deposit-Certificates of deposit are issued against funds deposited in an eligible bank (including its domestic and foreign branches, subsidiaries and agencies), are for a definite period of time, earn a specified rate of return and are normally negotiable.

         Commercial Paper-Commercial paper refers to promissory notes representing an unsecured debt of a corporation or finance company with a fixed maturity of no more than 270 days. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

         Convertible Securities-Convertible securities include corporate bonds, notes, preferred stock or other securities that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock.

         Cover-Transactions using forward contracts, futures contracts, options on futures contracts and options on indices ("Financial Instruments"), other than purchased options, expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies, or other forward contracts, options or futures contracts, or (2) cash, receivables and liquid assets, with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash, receivables, or liquid assets in a segregated account with its custodian in the prescribed amount.

         Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Fund's assets to cover or to segregated accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

         Debentures-Debentures are unsecured debt securities. The holder of a debenture is protected only by the general creditworthiness of the issuer.

         Derivatives-Generally, a derivative is a financial arrangement, the value of which is based on, or "derived" from, a traditional security, asset or market index. Some "derivatives" such as mortgage-related and other asset-backed securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities. There are, in fact, many different types of derivatives and many different ways to use them. There are a range of risks associated with those uses.

         Dollar Rolls-A dollar roll is a contract to sell mortgage-backed securities as collateral against a commitment to repurchase similar, but not identical, mortgage-backed securities on a specified future date. The other party to the contract is entitled to all principal, interest, and prepayment cash flows while it holds the collateral. Each Fund maintains with its custodian a segregated account containing high-grade liquid securities in an amount at least equal to the forward purchase obligation.

         Emerging Market Risks-The Emerging Markets Fund invests in the securities of issuers domiciled in various countries with emerging capital markets. Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks not involved in investments in securities of issuers in more developed capital markets, such as
(i) low or non-existent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities, as compared to securities of comparable issuers in more developed capital markets, (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments, (iii) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other non-U.S. or U.S. governmental laws or restrictions applicable to such investments, (iv) national policies that may limit the Fund's investment opportunities such as restrictions on investment in issuers or industries deemed sensitive to national interests, and (v) the lack or relatively early development of legal structures governing private and foreign investments and private property. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gain taxes on foreign investors.

         Such capital markets are emerging in a dynamic political and economic environment brought about by events over recent years that have reshaped political boundaries and traditional ideologies. In such a dynamic environment, there can be no assurance that these capital markets will continue to present viable investment opportunities for the Fund. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such event, it is possible that the Fund could lose the entire value of its investments in the affected markets.

         Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. In certain countries with emerging capital markets, reporting standards vary widely. As a result, traditional investment measurements used in the U.S., such as price/earnings ratios, may not be applicable. Emerging market securities may be substantially less liquid and more volatile than those of mature markets, and companies may be held by a limited number of persons. This may adversely affect the timing and pricing of the Fund's acquisition or disposal of securities.

         Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because the Fund will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable.

         Eurodollar and Yankeedollar obligations-Eurodollar obligations are U.S. dollar obligations issued outside the United States by domestic or foreign entities, while Yankeedollar obligations are U.S. dollar obligations issued inside the United States by foreign entities. There is generally less publicly available information about foreign issuers and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. Foreign issuers may use different accounting and financial standards, and the addition of foreign governmental restrictions may affect adversely the payment of principal and interest on foreign investments. In addition, not all foreign branches of United States banks are supervised or examined by regulatory authorities as are United States banks, and such branches may not be subject to reserve requirements.

         Foreign Debt Securities-The High Yield Bond Fund may invest in foreign fixed and floating rate income securities (including emerging market securities) all or a portion of which may be non-U.S. dollar denominated and which include:
(a) debt obligations issued or guaranteed by foreign national, provincial, state, municipal or other governments with taxing authority or by their agencies or instrumentalities, including Brady Bonds; (b) debt obligations of supranational entities; (c) debt obligations of the U.S. Government issued in non-dollar securities; (d) debt obligations and other fixed income securities of foreign corporate issuers (both dollar and non-dollar denominated); and (e) U.S. corporate issuers (both Eurodollar and non-dollar denominated). There is no minimum rating criteria for the Fund's investments in such securities. Investing in the securities of foreign issuers involves special considerations that are not typically associated with investing in the securities of U.S. issuers. In addition, emerging markets are markets that have risks that are different and higher than those in more developed markets. See "Eurodollar and Yankeedollar Obligations" for a further discussion of these risks.

         Forward Foreign Currency Exchange Contracts-A forward foreign currency exchange contract ("forward contract") is a contract to purchase or sell a currency at a future date. The two parties to the contract set the number of days and the price. Forward contracts are used as a hedge against movements in future foreign exchange rates. The Portfolio and Emerging Markets Fund may enter into forward contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or other foreign currency.

         Forward contracts may serve as long hedges -- for example, a Fund may purchase a forward contract to lock in the U.S. dollar price of a security denominated in a foreign currency that the Fund intends to acquire. Forward contracts may also serve as short hedges -- for example, a Fund may sell a forward contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security denominated in a foreign currency or from the anticipated dividend or interest payments denominated in a foreign currency. The investment adviser may seek to hedge against changes in the value of a particular currency by using forward contracts on another foreign currency or basket of currencies, the value of which the investment adviser believes will bear a positive correlation to the value of the currency being hedged.

         The cost to a Fund of engaging in forward contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved. When a Fund enters into a forward contract, it relies on the contra party to make or take delivery of the underlying currency at the maturity of the contract. Failure by the contra party to do so would result in the loss of any expected benefit of the transaction.

         Buyers and sellers of forward contracts can enter into offsetting closing transactions by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Secondary markets generally do not exist for forward contracts, with the result that closing transactions generally can be made for forward contracts only by negotiating directly with the contra party. Thus, there can be no assurance that the Fund will in fact be able to close out a forward contract at a favorable price prior to maturity. In addition, in the event of insolvency of the contra party, a Fund might be unable to close out a forward contract at any time prior to maturity. In either event, the Fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in the securities or currencies that are the subject of the hedge or to maintain cash or securities in a segregated account.

         The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the forward contract has been established. Thus, a Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

         Full Faith and Credit Obligations of the U.S. Government-Securities issued or guaranteed by the U.S. Treasury, backed by the full taxing power of the U.S. Government or the right of the issuer to borrow from the U.S. Treasury.

         Futures Contracts-Futures contracts obligate a purchaser to take delivery of a specific amount of an obligation underlying the futures contract at a specified time in the future for a specified price. Likewise, the seller incurs an obligation to deliver the specified amount of the underlying obligation against receipt of the specified price. Futures are traded on both U.S. and foreign commodities exchanges. Futures contracts will be traded for the same purposes as entering into forward contracts.

         The purchase of futures can serve as a long hedge, and the sale of futures can serve as a short hedge.

         No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract a Fund is required to deposit "initial deposit" consisting of cash or U.S. Government Securities in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by a futures exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

         Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking-to-market." Variation margin does not involve borrowing, but rather represents a daily settlement of a Fund's obligations to or from a futures broker. When the Fund purchases or sells a futures contract, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If a Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

         Purchasers and sellers of futures contracts can enter into offsetting closing transactions, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Positions in futures contracts may be closed only on a futures exchange or board of trade that provides a secondary market. The Funds intend to enter into futures contracts only on exchanges or boards of trade where there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract.

         Although futures contracts by their terms call for the actual delivery or acquisition of securities or currency, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the securities or currency. The offsetting of a contractual obligation is accomplished by buying (or selling, as appropriate) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities or currency. Since all transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, a Fund will incur brokerage fees when it purchases or sells futures contracts.

         Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

         If a Fund were unable to liquidate a futures contract due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the futures contract or option thereon or to maintain cash or securities in a segregated account.

         To the extent that a Fund enters into futures contracts, in each case other than for bona fide hedging purposes (as defined by the Commodities Futures Trading Commission ("CFTC")), the aggregate initial margin will not exceed 5% of the liquidation value of a Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts that the Fund has entered into. This policy does not limit to 5% the percentage of the Fund's assets that are at risk in futures contracts.

         Futures contracts require the deposit of initial margin valued at a certain percentage of the contract and possibly adding "variation margin" should the price of the contract move in an unfavorable direction. As with forward contracts, the segregated assets must be either cash or high-grade liquid debt securities.

         The ordinary spreads between prices in the cash and futures market, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin deposit requirements, investors may close futures contracts through offsetting transactions that could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of securities price or currency exchange rate trends by the investment adviser may still not result in a successful transaction.

         In addition, futures contracts entail risks. Although an investment adviser believes that use of such contracts will benefit a particular Fund, if that investment adviser's investment judgment about the general direction of, for example, an index is incorrect, a Fund's overall performance would be worse than if it had not entered into any such contract. In addition, there are differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given transaction not to achieve its objectives.

         Illiquid Securities-Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act, securities that are otherwise not readily marketable, and repurchase agreements having a remaining maturity of longer than seven calendar days. Securities that have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities, and a Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven calendar days. In addition, a Fund may get only limited information about an issuer, so it may be less able to predict a loss. A Fund also might have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

         In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. However, the fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

         Index Futures Contracts and Options on Index Futures Contracts-The Small Cap Value Fund, the Portfolio, and the Emerging Markets Fund, (defined as the "Portfolios" for this section) may invest in index futures contracts, options on index futures contracts and options on securities indices.

                  Index Futures Contracts-U.S. futures contracts have been designed by exchanges which have been designated "contracts markets" by the CFTC and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Futures contracts trade on a number of exchange markets, and through their clearing corporations.

                  At the same time a futures contract on an index is purchased or sold, the Portfolio must allocate cash or securities as a deposit payment ("initial deposit"). It is expected that the initial deposit would be approximately 1-1/2% to 5% of a contract's face value. Daily thereafter, the futures contract is valued and the payment of "variation margin" may be required.

                  Options on Index Futures Contracts-The purchase of a call option on an index futures contract is similar in some respects to the purchase of a call option on such an index.

                  The writing of a call option on a futures contract with respect to an index constitutes a partial hedge against declining prices of the underlying securities that are deliverable upon exercise of the futures contract. If the futures price at expiration of the option is below the exercise price, the Portfolio will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the Portfolio's holdings. The writing of a put option on an index futures contract constitutes a partial hedge against increasing prices of the underlying securities that are deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Portfolio will retain the full amount of the option premium, which provides a partial hedge against any increase in the price of securities that the Portfolio intends to purchase. If a put or call option the Portfolio has written is exercised, the Portfolio will incur a loss that will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, the Portfolio's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

                  The purchase of a put option on a futures contract with respect to an index is similar in some respects to the purchase of protective put options on the Index. For example, the Portfolio may purchase a put option on an index futures contract to hedge against the risk of lowering securities values.

                  The amount of risk a Portfolio assumes when it purchases an option on a futures contract with respect to an index is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of such an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

                  Stock index futures may be used on a continual basis to equitize cash so that the Portfolios may maintain maximum equity exposure. Each Portfolio will not enter into any futures contracts or options on futures contracts if immediately thereafter the amount of margin deposits on all the futures contracts of the Portfolio and premiums paid on outstanding options on futures contracts owned by the Portfolio would exceed 5% of the market value of the total assets of the Portfolio.

                  Futures Contracts on Stock Indices-The Portfolios may enter into contracts providing for the making and acceptance of a cash settlement based upon changes in the value of an index of securities ("Futures Contracts"). This investment technique is designed only to hedge against anticipated future change in general market prices which otherwise might either adversely affect the value of securities held by the Portfolios or adversely affect the prices of securities which are intended to be purchased at a later date for the Portfolios.

                  In general, each transaction in Futures Contracts involves the establishment of a position that will move in a direction opposite to that of the investment being hedged. If these hedging transactions are successful, the futures positions taken for the Portfolios will rise in value by an amount that approximately offsets the decline in value of the portion of the Portfolios' investments that are being hedged. Should general market prices move in an unexpected manner, the full anticipated benefits of Futures Contracts may not be achieved or a loss may be realized.

                  Although Futures Contracts would be entered into for cash management purposes only, such transactions do involve certain risks. These risks could include a lack of correlation between the Futures Contract and the equity market, a potential lack of liquidity in the secondary market and incorrect assessments of market trends, which may result in worse overall performance than if a Futures Contract had not been entered into.

                  Brokerage costs will be incurred and "margin" will be required to be posted and maintained as a good-faith deposit against performance of obligations under Futures Contracts written into by the Portfolios. Each Portfolio may not purchase or sell a Futures Contract (or options thereon) if immediately thereafter its margin deposits on its outstanding Futures Contracts (and its premium paid on outstanding options thereon) would exceed 5% of the market value of each Portfolio's total assets.

                  Options on Securities Indices-The Portfolios may write (sell) covered call and put options to a limited extent on an index ("covered options") in an attempt to increase income. Such options give the holder the right to receive a cash settlement during the term of the option based upon the difference between the exercise price and the value of the index. The Portfolios may forgo the benefits of appreciation on the index or may pay more than the market price for the index pursuant to call and put options written by the Portfolios.

                  By writing a covered call option, the Portfolios forgo, in exchange for the premium less the commission ("net premium"), the opportunity to profit during the option period from an increase in the market value of an index above the exercise price. By writing a covered put option, the Portfolios, in exchange for the net premium received, accept the risk of a decline in the market value of the index below the exercise price.

                  Each Portfolio may terminate its obligation as the writer of a call or put option by purchasing an option with the same exercise price and expiration date as the option previously written.

                  When each Portfolio writes an option, an amount equal to the net premium received by the Portfolio is included in the liability section of the Portfolio's Statement of Assets and Liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current market value of the option written. The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. If an option expires on its stipulated expiration date or if the Portfolio enters into a closing purchase transaction, the Portfolio will realize a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold), and the deferred credit related to such option will be eliminated.

                  The Portfolios have adopted certain other non-fundamental policies concerning index option transactions that are discussed above. The Portfolios' activities in index options also may be restricted by the requirements of the Tax Code, for qualification as a RIC.

                  The hours of trading for options on an index may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that cannot be reflected in the option markets. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.

                  Because options on securities indices require settlement in cash, the investment adviser may be forced to liquidate portfolio securities to meet settlement obligations.

                  Options on Stock Indices-A Portfolio may purchase and write put and call options on stock indices listed on stock exchanges. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indices generally are similar to options on stock except that the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or the option may expire unexercised.

                  Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether a Portfolio will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock.

         Junk Bonds-Junk bonds are low-quality, high-risk corporate bonds that generally offer a high level of current income. These bonds are considered speculative by the nationally recognized statistical rating organizations ("Rating Organizations"). For example, Moody's and Standard & Poor's rates them below Baa and BBB, respectively. Please see "Ratings of Long-Term Obligations" below for an explanation of the ratings applied to junk bonds. Junk bonds are often issued as a result of corporate restructurings, such as leveraged buyouts, mergers, acquisitions, or other similar events. They may also be issued by smaller, less creditworthy companies or by highly leveraged firms, which are generally less able to make scheduled payments of interest and principal than more financially stable firms. Because of their low credit quality, junk bonds must pay higher interest to compensate investors for the substantial credit risk they assume. In order to minimize credit risk, the Fund intends to diversify its holdings among many bond issuers.

         Lower-rated securities are subject to certain risks that may not be present with investments in higher-grade securities. Investors should consider carefully their ability to assume the risks associated with lower-rated securities before investing in the Fund. The lower rating of certain high yielding corporate income securities reflects a greater possibility that the financial condition of the issuer or adverse changes in general economic conditions may impair the ability of the issuer to pay income and principal. Changes by rating agencies in their ratings of a fixed income security also may affect the value of these investments. However, allocating investments in the fund among securities of different issuers should reduce the risks of owning any such securities separately. The prices of these high yielding securities tend to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic changes or individual corporate developments. During economic downturns or periods of rising interest rates, highly leveraged issuers may experience financial stress that adversely affects their ability to service principal and interest payment obligations, to meet projected business goals or to obtain additional financing, and the markets for their securities may be more volatile. If an issuer defaults, the Fund may incur additional expenses to seek recovery. Frequently, the higher yields of high-yielding securities may not reflect the value of the income stream that holders of such securities may expect, but rather the risk that such securities may lose a substantial portion of their value as a result of their issuer's financial restructuring or default. Additionally, an economic downturn or an increase in interest rates could have a negative effect on the high yield securities market and on the market value of the high yield securities held by the Fund, as well as on the ability of the issuers of such securities to repay principal and interest on their borrowings.

         Loan Participation Interests-Loan participation interests represent interests in bank loans made to corporations. The contractual arrangement with the bank transfers the cash stream of the underlying bank loan to the participating investor. Because the issuing bank does not guarantee the participations, they are subject to the credit risks generally associated with the underlying corporate borrower. In addition, because it may be necessary under the terms of the loan participation for the investor to assert through the issuing bank such rights as may exist against the underlying corporate borrower, in the event the underlying corporate borrower fails to pay principal and interest when due, the investor may be subject to delays, expenses and risks that are greater than those that would have been involved if the investor had purchased a direct obligation (such as commercial paper) of such borrower. Moreover, under the terms of the loan participation, the investor may be regarded as a creditor of the issuing bank (rather than of the underlying corporate borrower), so that the issuer may also be subject to the risk that the issuing bank may become insolvent. Further, in the event of the bankruptcy or insolvency of the corporate borrower, the loan participation may be subject to certain defenses that can be asserted by such borrower as a result of improper conduct by the issuing bank. The secondary market, if any, for these loan participations is extremely limited and any such participations purchased by the investor are regarded as illiquid.

         Loan Transactions-Loan transactions involve the lending of securities to a broker-dealer or institutional investor for its use in connection with short sales, arbitrages or other security transactions. The purpose of a qualified loan transaction is to afford a lender the opportunity to continue to earn income on the securities loaned and at the same time earn fee income or income on the collateral held by it.

         Securities loans will be made in accordance with the following conditions: (1) the Fund must receive at least 100% collateral in the form of cash or cash equivalents, securities of the U.S. Government and its agencies and instrumentalities, and approved bank letters of credit; (2) the borrower must increase the collateral whenever the market value of the loaned securities (determined on a daily basis) rises above the level of collateral; (3) the Fund must be able to terminate the loan after notice, at any time; (4) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest or other distributions on the securities loaned, and any increase in market value of the loaned securities;
(5) the Fund may pay only reasonable custodian fees in connection with the loan; and (6) voting rights on the securities loaned may pass to the borrower, provided, however, that if a material event affecting the investment occurs, the Board or the AMR Trust Board, as appropriate, must be able to terminate the loan and vote proxies or enter into an alternative arrangement with the borrower to enable the Board or the AMR Trust Board, as appropriate, to vote proxies.

         While there may be delays in recovery of loaned securities or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to firms deemed by the Board or the AMR Trust Board, as appropriate, to be of good financial standing and will not be made unless the consideration to be earned from such loans would justify the risk. If the borrower of the securities fails financially, there is a risk of delay in recovery of the securities loaned or loss of rights in the collateral. Such loan transactions are referred to in this Statement of Additional Information as "qualified" loan transactions.

         The cash collateral so acquired through qualified loan transactions may be invested only in those categories of high quality liquid securities previously authorized by the Board or the AMR Trust Board, as appropriate. The Money Market Funds do not currently engage in securities lending.

         Mortgage-Backed Securities-Mortgage-backed securities consist of both collateralized mortgage obligations and mortgage pass-through certificates.

                  Collateralized Mortgage Obligations ("CMOs")-CMOs and interests in real estate mortgage investment conduits ("REMICs") are debt securities collateralized by mortgages, or mortgage pass-through securities. CMOs divide the cash flow generated from the underlying mortgages or mortgage pass-through securities into different groups referred to as "tranches," which are then retired sequentially over time in order of priority. The principal governmental issuers of such securities are the Federal National Mortgage Association ("FNMA"), a government sponsored corporation owned entirely by private stockholders and the Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the United States created pursuant to an act of Congress which is owned entirely by Federal Home Loan Banks. The issuers of CMOs are structured as trusts or corporations established for the purpose of issuing such CMOs and often have no assets other than those underlying the securities and any credit support provided. A REMIC is a mortgage securities vehicle that holds residential or commercial mortgages and issues securities representing interests in those mortgages. A REMIC may be formed as a corporation, partnership, or segregated pool of assets. The REMIC itself is generally exempt from federal income tax, but the income from the mortgages is reported by investors. For investment purposes, interests in REMIC securities are virtually indistinguishable from CMOs.

                  Mortgage Pass-Through Certificates-Mortgage pass-through certificates are issued by governmental, government-related and private organizations which are backed by pools of mortgage loans.

                  (1) Government National Mortgage Association ("GNMA") Mortgage Pass-Through Certificates ("Ginnie Maes")-GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Maes represent an undivided interest in a pool of mortgages that are insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. Ginnie Maes entitle the holder to receive all payments (including prepayments) of principal and interest owed by the individual mortgagors, net of fees paid to GNMA and to the issuer which assembles the mortgage pool and passes through the monthly mortgage payments to the certificate holders (typically, a mortgage banking firm), regardless of whether the individual mortgagor actually makes the payment. Because payments are made to certificate holders regardless of whether payments are actually received on the underlying mortgages, Ginnie Maes are of the "modified pass-through" mortgage certificate type. The GNMA is authorized to guarantee the timely payment of principal and interest on the Ginnie Maes. The GNMA guarantee is backed by the full faith and credit of the United States, and the GNMA has unlimited authority to borrow funds from the U.S. Treasury to make payments under the guarantee. The market for Ginnie Maes is highly liquid because of the size of the market and the active participation in the secondary market of security dealers and a variety of investors.

                  (2) FHLMC Mortgage Participation Certificates ("Freddie Macs")-Freddie Macs represent interests in groups of specified first lien residential conventional mortgages underwritten and owned by the FHLMC. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. In cases where the FHLMC has not guaranteed timely payment of principal, the FHLMC may remit the amount due because of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable. Freddie Macs are not guaranteed by the United States or by any of the Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. The secondary market for Freddie Macs is highly liquid because of the size of the market and the active participation in the secondary market of the FHLMC, security dealers and a variety of investors.

                  (3) FNMA Guaranteed Mortgage Pass-Through Certificates ("Fannie Maes")-Fannie Maes represent an undivided interest in a pool of conventional mortgage loans secured by first mortgages or deeds of trust, on one family or two to four family, residential properties. The FNMA is obligated to distribute scheduled monthly installments of principal and interest on the mortgages in the pool, whether or not received, plus full principal of any foreclosed or otherwise liquidated mortgages. The obligation of the FNMA under its guarantee is solely its obligation and is not backed by, nor entitled to, the full faith and credit of the United States.

                  (4) Mortgage-Related Securities Issued by Private Organizations-Pools created by non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payments in such pools. However, timely payment of interest and principal of these pools is often partially supported by various enhancements such as over-collateralization and senior/subordination structures and by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers or the mortgage poolers. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

         Preferred Stock-A preferred stock blends the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and its participation in the issuer's growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

         Ratings of Long-Term Obligations-The Fund utilizes ratings provided by the following Rating Organizations in order to determine eligibility of long-term obligations. Credit ratings typically evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. The Rating Organizations may fail to update a credit rating on a timely basis to reflect changes in economic or financial conditions that may affect the market value of the security. For these reasons, credit ratings may not be an accurate indicator of the market value of a high yield bond. The High Yield Bond Fund's investment adviser will monitor the Fund's holdings on a continuous basis to assess those factors not reflected in the credit rating. Therefore, the achievement of the High Yield Bond Fund's investment objective will be more dependent on the investment adviser's research abilities than if the High Yield Bond Fund invested primarily in higher-rated securities.

         The four highest Moody's ratings for long-term obligations (or issuers thereof) are Aaa, Aa, A and Baa. Obligations rated Aaa are judged by Moody's to be of the best quality. Obligations rated Aa are judged to be of high quality by all standards. Together with the Aaa group, such debt comprises what is generally known as high-grade debt. Moody's states that debt rated Aa is rated lower than Aaa debt because margins of protection or other elements make long-term risks appear somewhat larger than for Aaa debt. Obligations which are rated A by Moody's possess many favorable investment attributes and are considered "upper medium-grade obligations." Obligations which are rated Baa by Moody's are considered to be medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.

         Moody's ratings of Ba, B, Caa, Ca and C are considered below investment grade. A rating of Ba by Moody's denotes obligations judged to have speculative elements. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Obligations rated B by Moody's generally lack the characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Moody's assigns a rating of Caa to those obligations considered of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. A rating of Ca signifies obligations considered by Moody's to be speculative to a high degree. Such issues are often in default or have other marked shortcomings. Obligations rated C by Moody's are considered in the lowest rated class and can be regarded as having extremely poor prospects of ever attaining any real investment standing. Moody's also supplies numerical indicators 1, 2, and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates a ranking toward the lower end of the category.

         The four highest Standard & Poor's ratings for long-term obligations are AAA, AA, A and BBB. Obligations rated AAA have the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong. Obligations rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree. Obligations rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions. Obligations rated BBB by Standard & Poor's are regarded as having adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         Standard & Poor's ratings of BB, B, CCC, CC, C and D are considered below investment grade. An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation. An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation. An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation. An obligation rated CC is currently highly vulnerable to nonpayment. A subordinated debt or preferred stock obligation rated C is currently highly vulnerable to nonpayment. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A C also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying. An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         Fitch's four highest ratings for long-term obligations are AAA, AA, A and BBB. Obligations rated AAA have the lowest expectation of credit risk. A AAA rating is assigned only in cases of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events. Obligations rated AA have a very low expectation of credit risk. They are deemed to have a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events. Obligations rated A have a low expectation of credit risk. Their capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings. Obligations rated BBB currently have a low expectation of credit risk. Their capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

         Fitch's ratings of BB or lower are considered below investment grade. A rating of BB indicates that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Ratings of CCC, CC, or C indicate a real possibility for default. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. A C rating signals imminent default. Ratings of DDD, DD, or D indicate obligations in default. Obligations rated DDD have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process and are estimated to recover around 90-100% of outstanding amounts and accrued interest. Obligations rated DD are generally undergoing a formal reorganization or liquidation process and have the potential for recovery in the range of 50-90%. Obligations rated D are generally undergoing a formal reorganization or liquidation process but have recovery potential below 50%.

         The four highest ratings for long-term obligations by Dominion Bond Rating Service Limited ("DBRS") are AAA, AA, A and BBB. Obligations rated AAA have the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present which would detract from the performance of the entity, the strength of liquidity and coverage ratios is unquestioned and the entity has established a creditable track record of superior performance. Obligations rated AA are of superior credit quality, and protection of interest and principal is considered high. Entities rated AA are also considered unlikely to be significantly affected by reasonably foreseeable events. Obligations rated A are of satisfactory credit quality and are considered more susceptible to adverse economic conditions and have greater cyclical tendencies than higher-rated companies. Obligations rated BBB are of adequate credit quality. They are more susceptible to adverse changes in economic and financial conditions, or there may be other adversities present that reduce the strength of the entity and its rated securities.

         DBRS' ratings of BB or lower are considered speculative. A rating of BB indicates that the degree of protection afforded principal and interest is uncertain, particularly during periods of economic recession. A B rating signifies a reasonable high level of uncertainty that exists as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity. Obligations rated CCC, CC and C are considered very highly speculative and are in danger of default of interest and principal. In practice, there is little difference between the C to CCC categories, with CC and C normally used to lower ranking debt of companies where the senior debt is rated in the CCC to B range. A rating of D indicates obligations in default of either interest or principal.

         Standard & Poor's and Fitch apply indicators (such as "+" and "-") and DBRS adds "high" or "low" to indicate relative standing within the major rating categories (except AAA). A rating without one of these indicators falls within the middle of the category.

         Ratings of Short-Term Obligations-The rating P-1 is the highest short-term rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluations of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

         Short-term obligations (or issuers thereof) rated A-1 by Standard & Poor's have the following characteristics. Liquidity ratios are adequate to meet cash requirements. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determines whether the issuer's short-term obligation is rated A-1, A-2, or A-3.

         Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. A rating of F-1+ indicates exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment. Obligations rated F-1 have very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+. Issues assigned a rating of F-2 indicate good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

         Commercial paper and short-term debt considered to be prime credit quality by DBRS is rated R-1. Obligations of the highest credit quality are rated R-1 (high). These are entities possessing unquestioned ability to repay current liabilities as they fall due and maintaining strong liquidity positions, conservative debt levels and profitability that is both stable and above average. Obligations rated R-1 (middle) are of superior credit quality and, in most cases, differ from R-1 (high) credits to only a small degree. Of satisfactory credit quality are obligations rated R-1 (low). For these entities, the overall strength and outlook for key liquidity, debt and profitability ratios is not normally as favorable as with higher-rating categories, but these considerations are still respectable.

         Repurchase Agreements-A repurchase agreement, which provides a means to earn income on funds for periods as short as overnight, is an arrangement under which the purchaser (e.g., a Fund) purchases securities and the seller agrees, at the time of sale, to repurchase the securities at a specified time and price. The repurchase price will be higher than the purchase price, the difference being income to the purchaser, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the purchaser together with the repurchase price on repurchase. In either case, the income to the purchaser is unrelated to the interest rate on the securities subject to the repurchase agreement.

         Each Fund may enter into repurchase agreements with any bank or registered broker-dealer who, in the opinion of the Manager or the investment adviser, as appropriate, presents a minimum risk of bankruptcy during the term of the agreement based upon guidelines that periodically are reviewed by the Board and the AMR Trust Board. Each Fund may enter into repurchase agreements as a short-term investment of its idle cash in order to earn income. The securities will be held by a custodian (or agent) approved by the Board or the AMR Trust Board, as appropriate, during the term of the agreement. However, if the market value of the securities subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the securities to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price.

         In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before the repurchase of the securities under a repurchase agreement, a Fund may encounter a delay and incur costs before being able to sell the security being held as collateral. Delays may involve loss of interest or decline in price of the securities. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the securities, in which case a Fund may incur a loss if the proceeds to the Fund from the sale of the securities to a third party are less than the repurchase price.

         Reverse Repurchase Agreements-The Funds may borrow funds for temporary purposes by entering into reverse repurchase agreements. Pursuant to such agreements, a Fund would sell portfolio securities to financial institutions such as banks and broker/dealers and agree to repurchase them at a mutually agreed-upon date and price. The Funds intend to enter into reverse repurchase agreements only to avoid selling securities to meet redemptions during market conditions deemed unfavorable by the investment adviser possessing investment authority. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as liquid high quality debt securities having a value not less than 100% of the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such required value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which such Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by an investment company under the 1940 Act.

         Revenue Obligations-Revenue obligations are backed by the revenue cash flow of a project or facility.

         Rights and Warrants-Rights are short-term warrants issued in conjunction with new stock issues. Warrants are options to purchase an issuer's securities at a stated price during a stated term. There is no specific limit on the percentage of assets a Fund may invest in rights and warrants, although the ability of some of the Funds to so invest is limited by their investment objectives or policies.

         Section 4(2) Securities-Section 4(2) securities are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors, such as one of the Funds, that agree they are purchasing the securities for investment and not with an intention to distribute to the public. Any resale by the purchaser must be pursuant to an exempt transaction and may be accomplished in accordance with Rule 144A. Section 4(2) securities normally are resold to other institutional investors through or with the assistance of the issuer or dealers that make a market in the Section 4(2) securities, thus providing liquidity.

         The Board, the AMR Trust Board, and the applicable investment adviser will carefully monitor the Funds' investments in Section 4(2) securities offered and sold under Rule 144A, focusing on such important factors, among others, as valuation, liquidity, and availability of information. Investments in Section 4(2) securities could have the effect of reducing a Fund's liquidity to the extent that qualified institutional buyers no longer wish to purchase these restricted securities.

         Separately Traded Registered Interest and Principal Securities and Zero Coupon Obligations-Separately traded registered interest and principal securities or "STRIPS" and zero coupon obligations are securities that do not make regular interest payments. Instead they are sold at a discount from their face value. Each Fund investing in STRIPs will take into account as income a portion of the difference between these obligations' purchase prices and their face values. Because they do not pay coupon income, the prices of STRIPS and zero coupon obligations can be very volatile when interest rates change. STRIPS are zero coupon bonds issued by the U.S. Treasury.

         Short Sales-In connection with the use of certain instruments based upon or consisting of one or more baskets of securities, the Manager or an investment adviser may sell a security a Fund does not own, or in an amount greater than the Fund owns (i.e., make short sales). Generally, to complete a short sale transaction, a Fund will borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed. If the price at the time of replacement is more than the price at which the security was sold by the Fund, the Fund will incur a loss. Conversely, the Fund will realize a gain if the price of the security decreases between selling short and replacement. Although the Fund's gain is limited to the price at which it sold the security short, its potential loss is theoretically unlimited. Until the security is replaced, the Fund is required to pay to the lender any interest that accrues during the period of the loan. To borrow the security, the Fund may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker to the extent necessary to meet margin requirements until the short position is closed out. Until the Fund replaces the borrowed security, it will (a) maintain in a segregated account with its custodian cash or liquid securities at such a level that the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current market value of the security sold short or (b) otherwise cover its short position.

         U.S. Government Securities-U.S. Government securities are issued or guaranteed by the U.S. Government and include U.S. Treasury obligations (see definition below) and securities issued by U.S. agencies and instrumentalities.

         U. S. Government agencies or instrumentalities that issue or guarantee securities include, but are not limited to, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, GNMA, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Banks, FHLMC, Federal Intermediate Credit Banks, Federal Land Banks, Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board, Inter-American Development

Bank, Asian-American Development Bank, Agency for International Development, Student Loan Marketing Association and International Bank of Reconstruction and Development.

         Obligations of U.S. Government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States. Some are backed by the right of the issuer to borrow from the Treasury; others are supported by discretionary authority of the U.S. Government to purchase the agencies' obligations; while still others, such as the Student Loan Marketing Association, are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.

         U.S. Treasury Obligations-U.S. Treasury obligations include bills, notes and bonds issued by the U.S. Treasury and Separately Traded Registered Interest and Principal component parts of such obligations known as STRIPS.

         Variable or Floating Rate Obligations-A variable rate obligation is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate obligation is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Variable or floating rate obligations may be secured by bank letters of credit.

         Pursuant to Rule 2a-7 under the 1940 Act, variable or floating rate obligations with stated maturities of more than 397 days may be deemed to have shorter maturities as follows:

         (1) An obligation that is issued or guaranteed by the United States Government or any agency thereof which has a variable rate of interest readjusted no less frequently than every 762 days will be deemed by a Fund to have a maturity equal to the period remaining until the next readjustment of the interest rate.

         (2) A variable rate obligation, the principal amount of which is scheduled on the face of the instrument to be paid in 397 days or less, will be deemed by a Fund to have a maturity equal to the period remaining until the next readjustment of the interest rate.

         (3) A variable rate obligation that is subject to a demand feature will be deemed by a Fund to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

         (4) A floating rate obligation that is subject to a demand feature will be deemed by a Fund to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

         As used above, an obligation is "subject to a demand feature" when a Fund is entitled to receive the principal amount of the obligation either at any time on no more than 30 days' notice or at specified intervals not exceeding one year and upon no more than 30 days' notice.

         When-Issued and Forward Commitment Transactions- For purchases on a when-issued basis, the price of the security is fixed at the date of purchase, but delivery of and payment for the securities is not set until after the securities are issued (generally one to two months later). The value of when-issued securities is subject to market fluctuation during the interim period and no income accrues to a Fund until settlement takes place. Forward commitment transactions involve a commitment to purchase or sell securities with payment and delivery to take place at some future date, normally one to two months after the date of the transaction. The payment obligation and interest rate are fixed at the time the buyer enters into the forward commitment. Forward commitment transactions are typically used as a hedge against anticipated changes in interest rates and prices. Each Fund maintains with the Custodian a segregated account containing high-grade liquid securities in an amount at least equal to the when-issued or forward commitment transaction. Forward commitment transactions are executed for existing obligations, whereas in a when-issued transaction, the obligations have not yet been issued. When entering into a when-issued or forward commitment transaction, a Fund will rely on the other party to consummate the transaction; if the other party fails to do so, the Fund may be disadvantaged.

                              FINANCIAL STATEMENTS

         The American AAdvantage Funds' Annual Report to Shareholders for the period ended October 31, 2002 is supplied with the Statement of Additional Information, and the financial statements and accompanying notes appearing therein are incorporated by reference in this Statement of Additional Information.

                            AMERICAN AADVANTAGE FUNDS

                            PART C. OTHER INFORMATION

Item 23.          Exhibits
          (a)(i)           Declaration of Trust - (iv)

             (ii)          Amendment to Declaration of Trust, dated March 10, 1987 - (xviii)

          (b)              Bylaws - (iv)

          (c)              Voting trust agreement -- none

          (d)(i)(A)        Fund Management Agreement between American AAdvantage Funds and AMR Investment Services, Inc., dated
                           April 3, 1987*

             (i)(B)        Supplement to Fund Management Agreement, dated August 1, 1994 - (iv)

             (i)(C)        Supplement to Fund Management Agreement, dated August 1, 1995 - (iv)

             (i)(D)        Supplement to Fund Management Agreement, dated November 1, 1995-(vii)

             (i)(E)        Amendment to Schedule A of Fund Management Agreement, dated December 1, 1995 - (i)

             (i)(F)        Supplement to Fund Management Agreement, dated December 17, 1996 - (ii)

             (i)(G)        Supplement to Fund Management Agreement, dated July 25, 1997 - (iii)

             (i)(H)        Supplement to Fund Management Agreement, dated September 1, 1998 - (vi)

             (i)(I)        Supplement to Fund Management Agreement, dated January 1, 1999 - (vii)

             (i)(J)        Supplemental Terms and Conditions to the Management Agreement, dated - May 19, 2000 - (ix)

             (i)(K)        Supplement to Fund Management Agreement, dated November 16, 2000 - (xi)

             (i)(L)        Supplement to Fund Management Agreement, dated October 17, 2001 - (xv)

             (i)(M)        Supplement to Fund Management Agreement, dated May 28, 2002 - (xvii)

             (ii)(A)       Investment Advisory Agreement between AMR Investment Services, Inc. and Templeton Investment Counsel,
                           Inc., dated November 1, 1995 - (iv)

             (ii)(B)       Investment Advisory Agreement between AMR Investment Services, Inc. and Barrow, Hanley, Mewhinney &
                           Strauss, Inc., dated November 1, 1995 - (iv)

             (ii)(C)       Investment Advisory Agreement between AMR Investment Services, Inc. and Lazard Asset Management - (vii)

             (ii)(D)       Investment Advisory Agreement between AMR Investment Services, Inc. and Goldman, Sachs & Company, Inc.,
                           dated July 31, 2000 - (x)

             (ii)(E)       Investment Advisory Agreement between AMR Investment Services, Inc. and J.P. Morgan Investment Management
                           Inc., dated July 31, 2000 - (x)

             (ii)(F)       Investment Advisory Agreement between AMR Investment Services, Inc. and Morgan Stanley Dean Witter
                           Investment Management Inc., dated July 31, 2000 - (x)

             (ii)(G)       Investment Advisory Agreement between AMR Investment Services, Inc. and The Boston Company Asset
                           Management, LLC, dated July 31, 2000 - (x)

             (ii)(H)       Investment Advisory Agreement between AMR Investment Services, Inc. and MW Post Advisory Group, LLC,
                           dated December 29, 2000 - (xi)

             (ii)(I)       Investment Advisory Agreement between AMR Investment Services, Inc. and Metropolitan West Capital
                           Management, LLC, dated November 30, 2000 - (xi)

             (ii)(J)       Investment Advisory Agreement between AMR Investment Services, Inc. and Causeway Capital Management LLC,
                           dated August 31, 2001 - (xv)

             (ii)(K)       Investment Advisory Agreement between AMR Investment Services, Inc. and Hotchkis and Wiley Capital
                           Management, LLC, dated October 9, 2001 - (xv)

             (ii)(L)       Investment Advisory Agreement between AMR Investment Services, Inc. and Independence Investment LLC,
                           dated April 1, 2001 - (xvi)

             (ii)(M)       Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Templeton Investment
                           Counsel, LLC, dated January 1, 2001 - (xviii)

             (ii)(N)       Investment Advisory Agreement between AMR Investment Services, Inc. and Brandywine Asset Management, LLC,
                           dated October 12, 2001 - (xvi)

             (ii)(O)       Securities Lending Management Agreement between American AAdvantage Funds, on behalf of High Yield Bond
                           Fund, and Metropolitan West Securities, Inc., dated July 2, 2001 - (xvi)

             (ii)(P)       Amendment to Securities Lending Management Agreement between American AAdvantage Funds, on behalf of
                           High Yield Bond Fund, and Metropolitan West Securities, Inc., dated March 1, 2002 - (xvi)

             (ii)(Q)       Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Lazard Asset
                           Management, dated January 1, 2003 - (xviii)

             (ii)(R)       Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Barrow, Hanley,
                           Mewhinney & Strauss, Inc., dated January 1, 2003 - (xviii)

             (ii)(S)       Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Brandywine Asset
                           Management, LLC, dated January 1, 2003 - (xviii)

             (ii)(T)       Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Goldman, Sachs &
                           Company, Inc., dated January 1, 2003 - (xviii)

             (ii)(U)       Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Independence
                           Investment LLC, dated January 1, 2003 - (xviii)

             (ii)(V)       Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and J.P. Morgan
                           Investment Management Inc., dated January 1, 2003 - (xviii)

             (ii)(W)       Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Metropolitan West
                           Capital Management, LLC, dated January 1, 2003 - (xviii)

             (ii)(X)       Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Morgan Stanley
                           Investment Management Inc., dated January 1, 2003 - (xviii)

             (ii)(Y)       Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and MW Post Advisory
                           Group, LLC, dated January 1, 2003 - (xviii)

             (ii)(Z)       Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and The Boston Company
                           Asset Management, LLC, dated January 1, 2003 - (xviii)

             (ii)(AA)      Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and Templeton Investment
                           Counsel, LLC, dated January 1, 2003 - (xviii)

             (iii)(A)      Amended and Restated Administrative Services Agreement between the American AAdvantage Funds and AMR
                           Investment Services, Inc., dated March 1, 2002 - (xvi)

             (iii)(B)      Amendment to Schedule A of the Administrative Services Agreement between the American AAdvantage Funds and AMR Investment Services, Inc., dated February 21, 2003 - to be filed

             (iv)(A)       Administrative Services Plan for the Platinum Class - (iv)

             (iv)(B)       Administrative Services Plan for the Cash Management Class - (xvi)

             (iv)(C)       Supplement to Administrative Services Plan for the Platinum Class, dated September 27, 2002 - (xvii)

             (v)(A)        Administrative Agreement for Small Cap Index Fund and International Equity Index Fund, dated July 31,
                           2000 - (ix)

             (v)(B)        Administrative Agreement for S&P 500 Index Fund with SSgA Funds Management, Inc., dated May 1, 2001 -
                           (xvi)

          (e)(i)           Distribution Agreement among the American AAdvantage Funds, the American AAdvantage Mileage Funds, the
                           American Select Funds and SWS Financial Services, Inc., dated December 31, 1999 - (viii)

             (ii)          Amendment to the Distribution Agreement among the American AAdvantage Funds, the American AAdvantage
                           Mileage Funds, the American AAdvantage Select Funds and SWS Financial Services, Inc., dated July 24,
                           2002 - (xvii)

          (f)              Bonus, profit sharing or pension plans - none

          (g)(i)           Custodian Agreement between the American AAdvantage Funds and State Street Bank and Trust Company, dated
                           December 1, 1997 - (v)

             (ii)          Amendment to Custodian Agreement to add Small Cap Value Fund, dated January 1, 1999 - (ix)

             (iii)         Amendment to Custodian Agreement to add Large Cap Growth, Emerging Markets, Small Cap Index and
                           International Equity Index series of the American AAdvantage Funds, dated July 31, 2000 - (xviii)

             (iv)          Amendment to Custodian Agreement to add High Yield Bond Fund, dated December 29, 2000 - (xi)

             (v)           Amendment to Custodian Agreement to reflect amendments to Rule 17f-5 and addition of Rule 17f-7 of the
                           1940 Act, dated June 1, 2001 - (xviii)

          (h)(i)            Transfer Agency and Service Agreement between the American AAdvantage Funds and State Street Bank and
                           Trust Company, dated January 1, 1998 - (v)

             (ii)          Amendment to Transfer Agency Agreement to add Small Cap Value Fund, dated January 1, 1999 - (ix)

             (iii)         Amendment to Transfer Agency Agreement to add four new AAdvantage Funds, dated July 31, 2000 - (xviii)

             (iv)          Amendment to Transfer Agency Agreement to add High Yield Bond Fund, dated December 29, 2000 - (xi)

             (v)           Amendment to Transfer Agency Agreement regarding anti-money laundering procedures, dated September 24,
                           2002 - (xviii)

             (vi)          Securities Lending Authorization Agreement between American AAdvantage Funds and State Street Bank and
                           Trust Company, dated January 2, 1998 - (v)

             (vii)         Amendment to Securities Lending Authorization Agreement to add Large Cap Growth Fund and Emerging Markets
                           Fund, dated July 31, 2000 - (xi)

             (viii)        Amendment to Securities Lending Authorization Agreement to add Small Cap Value Fund, dated January 1,
                           1999 - (xii)

             (ix)          Service Plan Agreement for the American AAdvantage Funds PlanAhead Class, dated August 1, 1994 - (iv)

             (x)           Credit Agreement between AMR Investment Services Trust, American AAdvantage Funds, American AAdvantage
                           Mileage Funds, and AMR Investment Services, Inc., dated December 1, 1999 - (vii)

             (xi)          Amendment to Credit Agreement to add Large Cap Growth and Emerging Markets Portfolios and the four
                           AAdvantage Funds, dated July 31, 2000 - (ix)

             (xii)         Amendment to Credit Agreement to add High Yield Bond Portfolio and High Yield Bond Fund, dated December
                           28, 2000 - (xi)

             (xiii)        Amendment to Credit Agreement to remove master-feeder funds, dated March 1, 2002 - (xvii)

             (xiv)         Administrative Services Agreement among American AAdvantage Funds, American AAdvantage Mileage Funds, AMR
                           Investment Services Trust, AMR Investment Services, Inc. and State Street Bank and Trust Company, dated
                           November 29, 1999 - (vii)

             (xv)          Purchase Agreement between American AAdvantage Funds and John H. Harland Company, dated December 1,
                           2001 - (xvi)

             (xvi)         Service Plan Agreement for the American AAdvantage Funds Service Class, dated February 21, 2003 - to be filed

          (i)              Opinion and consent of counsel - filed herewith

          (j)              Consent of Independent Auditors - filed herewith

          (k)              Financial statements omitted from prospectus - none

          (l)              Letter of investment intent - (iv)

          (m)(i)           Plan pursuant to Rule 12b-1 for the Institutional, Cash Management, PlanAhead and AMR Classes - (iv)

             (ii)          Plan pursuant to Rule 12b-1 for the Platinum Class - (iv)

             (iii)         Plan pursuant to Rule 12b-1 for the Service Class - to be filed

          (n)(i)           Amended and Restated Plan pursuant to Rule 18f-3 - (iv)

             (ii)          Amended and Restated Plan pursuant to Rule 18f-3, dated December 1, 2001 - (xvi)

          (p)(i)           Codes of Ethics of Registrant, American AAdvantage Mileage Funds, American Select Funds and AMR
                           Investment Services Trust - (ix)

             (ii)          Code of Ethics of AMR Investments - (xiii)

             (iii)         Code of Ethics of State Street Master Funds - (ix)

             (iv)          Code of Ethics of Merrill Lynch's Asset Management Group - (ix)

             (v)           Code of Ethics of Brandywine Asset Management, Inc. - (ix)

             (vi)          Code of Ethics of The Boston Company Asset Management, LLC - (ix)

             (vii)         Code of Ethics of Barrow, Hanley, Mewhinney & Strauss, Inc. - (ix)

             (viii)        Revised Code of Ethics of Lazard Asset Management LLC - to be filed

             (ix)          Code of Ethics of Hotchkis and Wiley Capital Management, LLC - (xv)

             (x)           Revised Code of Ethics of Causeway Capital Management LLC, dated January 25, 2002 - (xvi)

             (xi)          Amended and Restated Code of Ethics of Independence Investment LLC, dated April 2, 2001 - (xvi)

             (xii)         Revised Code of Ethics of J.P. Morgan Investment Management Inc., dated October 6, 2001 - (xvi)

             (xiii)        Revised Code of Ethics of Goldman Sachs Asset Management, dated August 1, 2002 - (xvii)

             (xiv)         Revised Code of Ethics of Metropolitan West Capital Management, LLC, dated July 26, 2002 - (xvii)

             (xv)          Amendments to the Code of Ethics of The Boston Company Asset Management, LLC, dated February 25, 2002 -
                           (xvii)

             (xvi)         Revised Code of Ethics of Morgan Stanley Investment Management, dated August 16, 2002 - (xvii)

             (xvii)        Revised Code of Ethics of MW Post Advisory Group, dated September 18, 2002 - (xvii)

             (xviii)       Revised Code of Ethics of Franklin Templeton Investments, dated December 3, 2002 - (xviii)

         Other:            Powers of Attorney for Trustees (Alan D. Feld, Stephen D. O'Sullivan, and Kneeland Youngblood) - (ii)

                           Powers of Attorney for Trustees (R. Gerald Turner) - (xiv)

                           Powers of Attorney for Trustees of the Quantitative Master Series Trust - (xii)

                           Powers of Attorney for Trustees of the State Street Equity 500 Index Portfolio - (viii)

                           Powers of Attorney for President of the State Street Equity 500 Index Portfolio - (viii)

----------

* Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on December 31, 1990.

(i) Incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on December 22, 1995.

(ii) Incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on February 13, 1997.

(iii) Incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on July 1, 1997.

(iv) Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on December 18, 1997.

(v) Incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on February 27, 1998.

(vi) Incorporated by reference to Post-Effective Amendment No. 25 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on October 15, 1998.

(vii) Incorporated by reference to Post-Effective Amendment No. 28 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on December 21, 1999.

(viii) Incorporated by reference to Post-Effective Amendment No. 29 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on March 1, 2000.

(ix) Incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on July 7, 2000.

(x) Incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on October 11, 2000.

(xi) Incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on December 29, 2000.

(xii) Incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on February 28, 2001.

(xiii) Incorporated by reference to Post-Effective Amendment No. 36 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on June 20, 2001.

(xiv) Incorporated by reference to Post-Effective Amendment No. 37 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on October 1, 2001.

(xv) Incorporated by reference to Post-Effective Amendment No. 38 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on November 30, 2001.

(xvi) Incorporated by reference to Post-Effective Amendment No. 39 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on March 1, 2002.

(xvii) Incorporated by reference to Post-Effective Amendment No. 41 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on October 1, 2002.

(xviii) Incorporated by reference to Post-Effective Amendment No. 42 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on February 28, 2003.

Item 24. Persons Controlled by or under Common Control with Registrant

                  None.

Item 25. Indemnification

         Article XI, Section 2 of the Declaration of Trust of the Trust provides that:

         (a) Subject to the exceptions and limitations contained in paragraph
(b) below:

                  (i) every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as "Covered Person") shall be indemnified by the appropriate portfolios to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                  (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

         (b) No indemnification shall be provided hereunder to a Covered Person:

                  (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

                  (ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither interested persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or
(C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees, or by independent counsel.

         (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law.

         (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this Section 2 may be paid by the applicable Portfolio from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust if it is ultimately determined that he is not entitled to indemnification under this Section 2; provided, however, that:

                  (i) such Covered Person shall have provided appropriate security for such undertaking;

                  (ii) the Trust is insured against losses arising out of any such advance payments; or

                  (iii) either a majority of the Trustees who are neither interested persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 2.

         According to Article XII, Section 1 of the Declaration of Trust, the Trust is a trust, not a partnership. Trustees are not liable personally to any person extending credit to, contracting with or having any claim against the Trust, a particular Portfolio or the Trustees. A Trustee, however, is not protected from liability due to willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

         Article XII, Section 2 provides that, subject to the provisions of
Section 1 of Article XII and to Article XI, the Trustees are not liable for errors of judgment or mistakes of fact or law, or for any act or omission in accordance with advice of counsel or other experts or for failing to follow such advice.

Item 26. I. Business and Other Connections of Investment Manager

         AMR Investment Services, Inc. (the "Manager"), 4151 Amon Carter Boulevard, MD 2450, Fort Worth, Texas 76155, offers investment management and administrative services. Information as to the officers and directors of the Manager is included in its current Form ADV (SEC File No. 801-29198) filed with the SEC and is incorporated by reference herein.

         II. Business and Other Connections of Investment Advisers

         The investment advisers listed below provide investment advisory services to the Trust.

         AMR Investment Services, Inc., 4151 Amon Carter Blvd., MD 2450, Fort Worth, Texas 76155.

         Barrow, Hanley, Mewhinney & Strauss, Inc., 3232 McKinney Avenue, 15th Floor, Dallas, Texas 75204.

         Brandywine Asset Management, LLC, 201 North Walnut Street, Wilmington, Delaware 19801.

         Causeway Capital Management LLC, 11111 Santa Monica Blvd., Suite 1550, Los Angeles, California 90025.

         Goldman Sachs Asset Management, 32 Old Slip, New York, New York 10005.

         Hotchkis and Wiley Capital Management, LLC, 725 South Figueroa Street, 39th Floor, Los Angeles, California 90017.

         Independence Investment LLC, 53 State Street, Boston, Massachusetts 02109.

         J.P. Morgan Investment Management Inc., 522 Fifth Avenue, New York, New York 10036.

         Lazard Asset Management LLC, 30 Rockefeller Plaza, New York, New York 10112.

         Metropolitan West Capital Management, LLC, 610 Newport Center Drive, Suite 150, Newport Beach, California 92660.

         Metropolitan West Securities, LLC, 11440 San Vicente Boulevard, 3rd Floor, Los Angeles, California 90049.

         Morgan Stanley Investment Management Inc., 1221 Avenue of the Americas, New York, New York 10020.

         MW Post Advisory Group, LLC, 1880 Century Park East, Suite 820, Los Angeles, California 90067.

         Templeton Investment Counsel, LLC, 500 East Broward Boulevard, Suite 2100, Ft. Lauderdale, Florida 33394.

         The Boston Company Asset Management, LLC, One Boston Place, Boston, Massachusetts 02108.

         Information as to the officers and directors of each of the above investment advisers is included in that adviser's current Form ADV filed with the SEC and is incorporated by reference herein.

Item 27. Principal Underwriter

         (a) SWS Financial Services, Inc., 1201 Elm Street, Suite 3500, Dallas, TX 75270 is the principal underwriter for the Trust, the American AAdvantage Mileage Funds and the American AAdvantage Select Funds.

         (b) The directors and officers of the Trust's principal underwriter are:

                                       Positions & Offices                                  Position
Name                                    with Underwriter                                    with Registrant
-----------------------                ------------------------------                       ---------------
Daniel Leland                          Chief Executive Officer                              None
Robert Gioia                           President                                            None
Stacy Hodges                           Chief Financial Officer                              None
Allen Tubb                             Secretary                                            None
Kenneth Shade                          Vice President                                       None
Ray Huie                               Vice President                                       None
Laura Dye                              Vice President                                       None

         The address of the above named directors and officers is 1201 Elm Street, Suite 3500, Dallas, TX 75270.

Item 28. Location of Accounts and Records

         The books and other documents required by Section 31(a) under the Investment Company Act of 1940 are maintained in the physical possession of the Trust's 1) custodian at State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110; 2) Manager at AMR Investment Services, Inc., 4151 Amon Carter Blvd., MD 2450, Fort Worth, Texas 76155; 3) transfer agent at National Financial Data Services, 330 West 9th St., Kansas City, Missouri 64105; or 4) investment advisers at the addresses listed in Item 26 Part II above.

Item 29. Management Services

         All substantive provisions of any management-related service contract are discussed in Part A or Part B.

Item 30. Undertakings

Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 43 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Fort Worth and the State of Texas, on March 26, 2003.

                                          AMERICAN AADVANTAGE FUNDS

                                          By: /s/ William F. Quinn
                                              ----------------------------------
                                                  William F. Quinn
                                                  President
Attest:

/s/ Barry Y. Greenberg
----------------------------------------
Barry Y. Greenberg
Vice President and Assistant Secretary

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 43 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                   Title                           Date
---------                                   -----                           ----
/s/ William F. Quinn                        President and              March 26, 2003
------------------------------------        Trustee
William F. Quinn

Alan D. Feld*                               Trustee                    March 26, 2003
------------------------------------
Alan D. Feld

Stephen D. O'Sullivan*                      Trustee                    March 26, 2003
------------------------------------
Stephen D. O'Sullivan

R. Gerald Turner*                           Trustee                    March 26, 2003
------------------------------------
R. Gerald Turner

Kneeland Youngblood*                        Trustee                    March 26, 2003
------------------------------------
Kneeland Youngblood

*By /s/ William F. Quinn
    -----------------------------------
    William F. Quinn, Attorney-In-Fact

                               INDEX TO EXHIBITS


 Exhibit
 Number             Description                                                                            Page
 -------            -----------                                                                            ----
   (a)(i)           Declaration of Trust - (iv)

      (ii)          Amendment to Declaration of Trust, dated March 10, 1987 - (xviii)

   (b)              Bylaws - (iv)

   (c)              Voting trust agreement -- none

   (d)(i)(A)        Fund Management Agreement between American AAdvantage Funds and AMR
                    Investment Services, Inc., dated April 3, 1987*

      (i)(B)        Supplement to Fund Management Agreement, dated August 1, 1994 - (iv)

      (i)(C)        Supplement to Fund Management Agreement, dated August 1, 1995 - (iv)

      (i)(D)        Supplement to Fund Management Agreement, dated November 1, 1995-(vii)

      (i)(E)        Amendment to Schedule A of Fund Management Agreement, dated December 1,
                    1995 - (i)

      (i)(F)        Supplement to Fund Management Agreement, dated December 17, 1996 - (ii)

      (i)(G)        Supplement to Fund Management Agreement, dated July 25, 1997 - (iii)

      (i)(H)        Supplement to Fund Management Agreement, dated September 1, 1998 - (vi)

      (i)(I)        Supplement to Fund Management Agreement, dated January 1, 1999 - (vii)

      (i)(J)        Supplemental Terms and Conditions to the Management Agreement, dated - May
                    19, 2000 - (ix)

      (i)(K)        Supplement to Fund Management Agreement, dated November 16, 2000 - (xi)

      (i)(L)        Supplement to Fund Management Agreement, dated October 17, 2001 - (xv)

      (i)(M)        Supplement to Fund Management Agreement, dated May 28, 2002 - (xvii)

      (ii)(A)       Investment Advisory Agreement between AMR Investment Services, Inc. and Templeton
                    Investment Counsel, Inc., dated November 1, 1995 - (iv)

      (ii)(B)       Investment Advisory Agreement between AMR Investment Services, Inc. and Barrow,
                    Hanley, Mewhinney & Strauss, Inc., dated November 1, 1995 - (iv)

      (ii)(C)       Investment Advisory Agreement between AMR Investment Services, Inc. and Lazard
                    Asset Management - (vii)

      (ii)(D)       Investment Advisory Agreement between AMR Investment Services, Inc. and Goldman,
                    Sachs & Company, Inc., dated July 31, 2000 - (x)

      (ii)(E)       Investment Advisory Agreement between AMR Investment Services, Inc. and J.P. Morgan
                    Investment Management Inc., dated July 31, 2000 - (x)

      (ii)(F)       Investment Advisory Agreement between AMR Investment Services, Inc. and Morgan
                    Stanley Dean Witter Investment Management Inc., dated July 31, 2000 - (x)

      (ii)(G)       Investment Advisory Agreement between AMR Investment Services, Inc. and The Boston
                    Company Asset Management, LLC, dated July 31, 2000 - (x)

      (ii)(H)       Investment Advisory Agreement between AMR Investment Services, Inc. and MW Post
                    Advisory Group, LLC, dated December 29, 2000 - (xi)

      (ii)(I)       Investment Advisory Agreement between AMR Investment Services, Inc. and Metropolitan
                    West Capital Management, LLC, dated November 30, 2000 - (xi)

      (ii)(J)       Investment Advisory Agreement between AMR Investment Services, Inc. and Causeway
                    Capital Management LLC, dated August 31, 2001 - (xv)

      (ii)(K)       Investment Advisory Agreement between AMR Investment Services, Inc. and Hotchkis and Wiley Capital Management, LLC, dated October 9, 2001 - (xv)

      (ii)(L)       Investment Advisory Agreement between AMR Investment Services, Inc. and Independence
                    Investment LLC, dated April 1, 2001 - (xvi)

      (ii)(M)       Amendment to Investment Advisory Agreement between AMR Investment Services, Inc.
                    and Templeton Investment Counsel, LLC, dated January 1, 2001 - (xviii)

      (ii)(N)       Investment Advisory Agreement between AMR Investment Services, Inc. and Brandywine
                    Asset Management, LLC, dated October 12, 2001 - (xvi)

      (ii)(O)       Securities Lending Management Agreement between American AAdvantage Funds, on behalf of High Yield Bond Fund, and Metropolitan West Securities, Inc., dated July 2, 2001 - (xvi)

      (ii)(P)       Amendment to Securities Lending Management Agreement between American AAdvantage Funds, on behalf of High Yield Bond Fund, and Metropolitan West Securities, Inc., dated March 1,
                    2002 - (xvi)

      (ii)(Q)       Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and
                    Lazard Asset Management, dated January 1, 2003 - (xviii)

      (ii)(R)       Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and
                    Barrow, Hanley, Mewhinney & Strauss, Inc., dated January 1, 2003 - (xviii)

      (ii)(S)       Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and
                    Brandywine Asset Management, LLC, dated January 1, 2003 - (xviii)

      (ii)(T)       Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and
                    Goldman, Sachs & Company, Inc., dated January 1, 2003 - (xviii)

      (ii)(U)       Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and
                    Independence Investment LLC, dated January 1, 2003 - (xviii)

      (ii)(V)       Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and
                    J.P. Morgan Investment Management Inc., dated January 1, 2003 - (xviii)

      (ii)(W)       Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and
                    Metropolitan West Capital Management, LLC, dated January 1, 2003 - (xviii)

      (ii)(X)       Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and
                    Morgan Stanley Investment Management Inc., dated January 1, 2003 - (xviii)

      (ii)(Y)       Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and
                    MW Post Advisory Group, LLC, dated January 1, 2003 - (xviii)

      (ii)(Z)       Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and
                    The Boston Company Asset Management, LLC, dated January 1, 2003 - (xviii)

      (ii)(AA)      Amendment to Investment Advisory Agreement between AMR Investment Services, Inc. and
                    Templeton Investment Counsel, LLC, dated January 1, 2003 - (xviii)

      (iii)(A)      Amended and Restated Administrative Services Agreement between the American AAdvantage
                    Funds and AMR Investment Services, Inc., dated March 1, 2002 - (xvi)

      (iii)(B)      Amendment to Schedule A of the Administrative Services Agreement between the American
                    AAdvantage Funds and AMR Investment Services, Inc., dated February 21, 2003 - to be filed

      (iv)(A)       Administrative Services Plan for the Platinum Class - (iv)

      (iv)(B)       Administrative Services Plan for the Cash Management Class - (xvi)

      (iv)(C)       Supplement to Administrative Services Plan for the Platinum Class, dated September 27,
                    2002 - (xvii)

      (v)(A)        Administrative Agreement for Small Cap Index Fund and International Equity Index Fund,
                    dated July 31, 2000 - (ix)

      (v)(B)        Administrative Agreement for S&P 500 Index Fund with SSgA Funds Management, Inc., dated
                    May 1, 2001 - (xvi)

   (e)(i)           Distribution Agreement among the American AAdvantage Funds, the American AAdvantage Mileage
                    Funds, the American Select Funds and SWS Financial Services, Inc., dated December 31, 1999
                    - (viii)

      (ii)          Amendment to the Distribution Agreement among the American AAdvantage Funds, the American
                    AAdvantage Mileage Funds, the American AAdvantage Select Funds and SWS Financial Services,
                    Inc., dated July 24, 2002 - (xvii)

   (f)               Bonus, profit sharing or pension plans - none

   (g)(i)            Custodian Agreement between the American AAdvantage Funds and State Street Bank and Trust
                    Company, dated December 1, 1997 - (v)

      (ii)          Amendment to Custodian Agreement to add Small Cap Value Fund, dated January 1, 1999 - (ix)

      (iii)         Amendment to Custodian Agreement to add Large Cap Growth, Emerging Markets, Small Cap Index
                    and International Equity Index series of the American AAdvantage Funds, dated July 31, 2000
                    - (xviii)

      (iv)          Amendment to Custodian Agreement to add High Yield Bond Fund, dated December 29, 2000 - (xi)

      (v)           Amendment to Custodian Agreement to reflect amendments to Rule 17f-5 and addition of Rule
                    17f-7 of the 1940 Act, dated June 1, 2001 - (xviii)

   (h)(i)            Transfer Agency and Service Agreement between the American AAdvantage Funds and State Street
                    Bank and Trust Company, dated January 1, 1998 - (v)

      (ii)          Amendment to Transfer Agency Agreement to add Small Cap Value Fund, dated January 1, 1999 -
                    (ix)

      (iii)         Amendment to Transfer Agency Agreement to add four new AAdvantage Funds, dated July 31, 2000 -
                    (xviii)

      (iv)          Amendment to Transfer Agency Agreement to add High Yield Bond Fund, dated December 29, 2000 -
                    (xi)

      (v)           Amendment to Transfer Agency Agreement regarding anti-money laundering procedures, dated
                    September 24, 2002 - (xviii)

      (vi)          Securities Lending Authorization Agreement between American AAdvantage Funds and State Street
                    Bank and Trust Company, dated January 2, 1998 - (v)

      (vii)         Amendment to Securities Lending Authorization Agreement to add Large Cap Growth Fund and
                    Emerging Markets Fund, dated July 31, 2000 - (xi)

      (viii)        Amendment to Securities Lending Authorization Agreement to add Small Cap Value Fund, dated
                    January 1, 1999 - (xii)

      (ix)          Service Plan Agreement for the American AAdvantage Funds PlanAhead Class, dated August 1,
                    1994 - (iv)

      (x)           Credit Agreement between AMR Investment Services Trust, American AAdvantage Funds, American
                    AAdvantage Mileage Funds, and AMR Investment Services, Inc., dated December 1, 1999 - (vii)

      (xi)          Amendment to Credit Agreement to add Large Cap Growth and Emerging Markets Portfolios and the
                    four AAdvantage Funds, dated July 31, 2000 - (ix)

      (xii)         Amendment to Credit Agreement to add High Yield Bond Portfolio and High Yield Bond Fund, dated
                    December 28, 2000 - (xi)

      (xiii)        Amendment to Credit Agreement to remove master-feeder funds, dated March 1, 2002 - (xvii)

      (xiv)         Administrative Services Agreement among American AAdvantage Funds, American AAdvantage Mileage
                    Funds, AMR Investment Services Trust, AMR Investment Services, Inc. and State Street Bank and
                    Trust Company, dated November 29, 1999 - (vii)

      (xv)          Purchase Agreement between American AAdvantage Funds and John H. Harland Company, dated December
                    1, 2001 - (xvi)

      (xvi)         Service Plan Agreement for the American AAdvantage Funds Service Class, dated February 21, 2003 -
                    to be filed

   (i)              Opinion and consent of counsel - filed herewith

   (j)              Consent of Independent Auditors - filed herewith

   (k)              Financial statements omitted from prospectus - none

   (l)              Letter of investment intent - (iv)

   (m)(i)           Plan pursuant to Rule 12b-1 for the Institutional, Cash Management, PlanAhead and AMR Classes
                    - (iv)

      (ii)          Plan pursuant to Rule 12b-1 for the Platinum Class - (iv)

      (iii)         Plan pursuant to Rule 12b-1 for the Service Class - to be filed

   (n)(i)           Amended and Restated Plan pursuant to Rule 18f-3 - (iv)

      (ii)          Amended and Restated Plan pursuant to Rule 18f-3, dated December 1, 2001 - (xvi)

   (p)(i)           Codes of Ethics of Registrant, American AAdvantage Mileage Funds, American Select Funds and AMR
                    Investment Services Trust - (ix)

      (ii)          Code of Ethics of AMR Investments - (xiii)

      (iii)         Code of Ethics of State Street Master Funds - (ix)

      (iv)          Code of Ethics of Merrill Lynch's Asset Management Group - (ix)

      (v)           Code of Ethics of Brandywine Asset Management, Inc. - (ix)

      (vi)          Code of Ethics of The Boston Company Asset Management, LLC - (ix)

      (vii)         Code of Ethics of Barrow, Hanley, Mewhinney & Strauss, Inc. - (ix)

      (viii)        Revised Code of Ethics of Lazard Asset Management LLC - to be filed

      (ix)          Code of Ethics of Hotchkis and Wiley Capital Management, LLC - (xv)

      (x)           Revised Code of Ethics of Causeway Capital Management LLC, dated January 25, 2002 - (xvi)

      (xi)          Amended and Restated Code of Ethics of Independence Investment LLC, dated April 2, 2001 - (xvi)

      (xii)         Revised Code of Ethics of J.P. Morgan Investment Management Inc., dated October 6, 2001 - (xvi)

      (xiii)        Revised Code of Ethics of Goldman Sachs Asset Management, dated August 1, 2002 - (xvii)

      (xiv)         Revised Code of Ethics of Metropolitan West Capital Management, LLC, dated July 26, 2002 - (xvii)

      (xv)          Amendments to the Code of Ethics of The Boston Company Asset Management, LLC, dated February
                    25, 2002 - (xvii)

      (xvi)         Revised Code of Ethics of Morgan Stanley Investment Management, dated August 16, 2002 - (xvii)

      (xvii)        Revised Code of Ethics of MW Post Advisory Group, dated September 18, 2002 - (xvii)

      (xviii)       Revised Code of Ethics of Franklin Templeton Investments, dated December 3, 2002 - (xviii)

  Other:            Powers of Attorney for Trustees (Alan D. Feld, Stephen D. O'Sullivan, and Kneeland
                    Youngblood) - (ii)

                    Powers of Attorney for Trustees (R. Gerald Turner) - (xiv)

                    Powers of Attorney for Trustees of the Quantitative Master Series Trust - (xii)

                    Powers of Attorney for Trustees of the State Street Equity 500 Index Portfolio - (viii)

                    Powers of Attorney for President of the State Street Equity 500 Index Portfolio - (viii)

----------

* Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on December 31, 1990.

(i) Incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on December 22, 1995.

(ii) Incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on February 13, 1997.

(iii) Incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on July 1, 1997.

(iv) Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on December 18, 1997.

(v) Incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on February 27, 1998.

(vi) Incorporated by reference to Post-Effective Amendment No. 25 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on October 15, 1998.

(vii) Incorporated by reference to Post-Effective Amendment No. 28 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on December 21, 1999.

(viii) Incorporated by reference to Post-Effective Amendment No. 29 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on March 1, 2000.

(ix) Incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on July 7, 2000.

(x) Incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on October 11, 2000.

(xi) Incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on December 29, 2000.

(xii) Incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on February 28, 2001.

(xiii) Incorporated by reference to Post-Effective Amendment No. 36 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on June 20, 2001.

(xiv) Incorporated by reference to Post-Effective Amendment No. 37 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on October 1, 2001.

(xv) Incorporated by reference to Post-Effective Amendment No. 38 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on November 30, 2001.

(xvi) Incorporated by reference to Post-Effective Amendment No. 39 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on March 1, 2002.

(xvii) Incorporated by reference to Post-Effective Amendment No. 41 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on October 1, 2002.

(xviii) Incorporated by reference to Post-Effective Amendment No. 42 to the Registration Statement of the American AAdvantage Funds on Form N-1A as filed with the Securities and Exchange Commission on February 28, 2003.